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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-23244

The Chartwell Funds

(Exact name of registrant as specified in charter)

1205 Westlakes Drive, Suite 100 Berwyn, Pennsylvania	19312
(Address of principal executive offices)	(Zip code)

Timothy J. Riddle
The Chartwell Funds, 1205 Westlakes Drive, Suite 100 Berwyn, Pennsylvania 19312
(Name and address of agent for service)

With a copy to:

Alan R. Gedrich, Esq.

Stradley Ronon Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, PA 19103-7018

Registrant's telephone number, including area code:	(610) 296-1400

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

Chartwell Income Fund (BERIX)
Chartwell Mid Cap Value Fund (BERCX)
Chartwell Small Cap Value Fund (CWSIX)
Chartwell Short Duration High Yield Fund (CWFIX)
Chartwell Small Cap Growth Fund (CWSGX)

SEMI-ANNUAL REPORT

April 30, 2020
(Unaudited)

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting the Funds at 1-888-995-5505 or, if you own these shares through a financial intermediary, by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by contacting the Funds at 1-888-995-5505. If you own shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this document to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held with the Fund complex or at your financial intermediary.

THE CHARTWELL FUNDS
LETTER FROM THE PRESIDENT (Unaudited)

Dear Fellow Shareholder,

As we closed out our mutual fund’s semi-annual reporting, I want to thank you for investing in The Chartwell Funds. At Chartwell Investment Partners (“Chartwell”), we are committed to enhancing shareholder value each and every day, through the quality of our research and portfolio implementation.

As I write this letter, we are experiencing unprecedented medical, economic and social challenges. I want to assure you that Chartwell Investments is deeply committed to equality and the health and well-being of the shareholders we serve - and our team of investment professionals. We are unwavering in our focus of meeting those responsibilities. As the COVID-19 situation continues to evolve, we remain committed to providing our shareholders with investment management and client service in all circumstances. Since March 2020, we have been utilizing our continuity-of-business and pandemic planning, which ensures that our ability to conduct business and serve our shareholders, 24/7, continues uninterrupted. For the past few months, the majority of our professionals have been working remotely. This talented and resilient group of professionals remains committed to meeting every challenge and serving our loyal shareholders. I am so proud of our team.

At the start of our semi-annual time frame of October 31, 2019, we found ourselves in a continued bull market. And now since February, we find ourselves in a market with extraordinary volatility. Either way, at Chartwell we remain resolute and believe, active management and experience matter. We have been and will continue to be in this together. You are a valued partner of Chartwell and we greatly appreciate our relationship. We hope that your families remain safe and healthy during this challenging time. As this situation evolves, we will continue to keep you updated. Thank you for investing your trust and confidence in Chartwell. Stay safe.

Highlighted below are the performance summaries of each of our funds for the six months ending April 30, 2020. We welcome any questions you may have on the fund(s) performance. Inquiries may be directed to Shareholder Services at 888.995.5505 or via our web-site at https://www.chartwellip.com/.

Thank you and we look forward to serving you in the coming year.

Best Regards,

Timothy Riddle
President of The Chartwell Funds

THE CHARTWELL FUNDS
LETTER FROM THE PRESIDENT (Unaudited) (Continued)

Chartwell Income Fund (BERIX)*:

The 6-month total return to shareholders of the Chartwell Income Fund (BERIX) for the semi-annual reporting ending April 2020, was -8.26 percent. Net asset value decreased from $13.26 on October 31, 2019 to $11.96 on April 30, 2020. For the semi-annual review ending April 30, 2020 BERIX fund underperformed the benchmarks which includes the Bloomberg Barclays Aggregate Bond Index1 (+4.86%) and the FTSE Broad Investments Grade (BIG) Index (+4.85%).

As previously reported, on March 1, 2019 we changed the BERIX portfolio management team, which now includes five individuals with deep experience in both fixed income and equities investing. The BERIX’s underperformance for the semi-annual reporting was primarily attributed to some of the inherited legacy positions, which had been a drag on the performance. Almost all of these positions have been removed from the fund. In turn, the management team has diversified the fund across a wide array of asset classes, including stocks, corporate credit, preferreds, mortgage backed securities, federal agency debt, Treasuries and Treasury Inflation Protected Securities. We believe the new portfolio is prudently positioned to partake in market upturns while providing downside protection to our investors through high-quality, liquid investments.

Chartwell Mid-Cap Value Fund (BERCX):

The 6-month total return to shareholders of the Chartwell Mid-Cap Value Fund (BERCX) for the semi-annual reporting ending April 2020, was -19.39 percent. Net asset value decreased from $15.54 on October 31, 2019 to $12.27 on April 30, 2020. For the semi-annual reporting ending April 30, 2020 BERCX underperformed its reference index, the Russell Midcap Value Total Return (-18.11%).

Chartwell Small Cap Value Fund (CWSIX):

The 6-month total return to shareholders of the Chartwell Small Cap Value Fund (CWSIX) for the semi-annual reporting ending April 2020, was -23.15 percent. Net asset value decreased from $18.67 on October 31, 2019 to $13.85 on April 30, 2020. However, for the semi-annual reporting ending April 30, 2020 CWSIX slightly outperformed its reference index, the Russell 2000 Value Total Return (-23.44%).

Chartwell Short Duration Fund (CWFIX):

The 6-month total return to shareholders of the Chartwell Short Duration Fund (CWFIX) for the semi-annual reporting ending April 2020, was -2.78 percent. Net asset value decreased slightly from $9.68 on October 31, 2019 to $9.25 on April 30, 2020. For the semi-annual reporting ending April 30, 2020 CWFIX underperformed its reference index, the Bloomberg Barclays Intermediate Government/Credit (3.82%) and outperformed the ICE BofAML High Yield US Corp. Cash Pay BB 1-3 Year index (-3.57%).

*	Effective 03.01.2020, the Berwyn Income Fund changed its name to Chartwell Income Fund. Neither the Fund’s objective nor principal investment strategies have changed.
[1]

Effective March 1, 2019, the Fund’s primary benchmark was changed from the FTSE Broad Investment Grade Bond Index to the Bloomberg Barclays U.S. Aggregate Bond Index which more closely aligns with the Fund’s investments.

THE CHARTWELL FUNDS
LETTER FROM THE PRESIDENT (Unaudited) (Continued)

Chartwell Small Cap Growth Fund (CWSGX):

The 6-month total return to shareholders of the Chartwell Small Cap Growth Fund (CWSGX) for the semi-annual reporting ending April 2020, was -1.07 percent. Net asset value decreased slightly from $11.78 on October 31, 2019 to $11.65 on April 30, 2020. For the semi-annual reporting ending April 30, 2020 CWSGX significantly outperformed its reference index, the Russell 2000 Growth Total Return (-7.62%). An early increased positioning to cash helped defend CWSGX against the February and March market downturn.

Performance data quoted here represents past performance. Past performance is no guarantee of future results. Investment fund and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data cited. Current month end data is available at www.chartwellip.com.

Investing in mutual funds involves risk, including possible loss of principal.

CHARTWELL INCOME FUND SCHEDULE OF INVESTMENTS April 30, 2020 (Unaudited)
COMMON STOCKS — 24.2%	Shares	Value
Communication Services — 0.7%
Diversified Telecommunication Services — 0.7%
AT&T, Inc.	79,960	$2,436,381
Verizon Communications, Inc.	42,148	2,421,403
		4,857,784
Consumer Discretionary — 2.3%
Automobiles — 0.1%
General Motors Company	44,437	990,501

Distributors — 0.5%
Genuine Parts Company	44,833	3,554,360

Hotels, Restaurants & Leisure — 0.3%
Las Vegas Sands Corporation	16,682	801,070
Restaurant Brands International, Inc.	17,850	880,005
		1,681,075
Internet & Direct Marketing Retail — 0.4%
Expedia Group, Inc.	34,487	2,447,887

Specialty Retail — 0.8%
AutoZone, Inc. (a)	2,684	2,738,539
Foot Locker, Inc.	33,546	859,784
Home Depot, Inc. (The)	7,334	1,612,233
		5,210,556
Textiles, Apparel & Luxury Goods — 0.2%
Ralph Lauren Corporation	17,808	1,313,874

Consumer Staples — 1.1%
Beverages — 0.2%
Coca-Cola Company (The)	33,780	1,550,164

Food Products — 0.4%
Lamb Weston Holdings, Inc.	42,011	2,577,795

Household Products — 0.3%
Procter & Gamble Company (The)	15,335	1,807,537

Tobacco — 0.2%
Philip Morris International, Inc.	20,769	1,549,367

4	See accompanying notes to financial statements.

CHARTWELL INCOME FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 24.2% (Continued)	Shares	Value
Energy — 1.2%
Oil, Gas & Consumable Fuels — 1.2%
ConocoPhillips	21,932	$923,337
Diamondback Energy, Inc.	32,719	1,424,585
Exxon Mobil Corporation	39,986	1,858,149
Hess Corporation	25,348	1,232,927
Pioneer Natural Resources Company	29,708	2,653,222
		8,092,220
Financials — 4.4%
Banks — 1.8%
Citigroup, Inc.	20,736	1,006,940
First Hawaiian, Inc.	42,097	740,486
JPMorgan Chase & Company	29,927	2,865,809
KeyCorp	145,158	1,691,091
M&T Bank Corporation	10,973	1,229,854
Pinnacle Financial Partners, Inc.	53,925	2,170,481
PNC Financial Services Group, Inc. (The)	7,585	809,092
Truist Financial Corporation	38,265	1,428,050
		11,941,803
Capital Markets — 0.5%
Ares Capital Corporation	65,399	839,723
CME Group, Inc.	7,364	1,312,339
Morgan Stanley	41,414	1,632,954
		3,785,016
Consumer Finance — 0.2%
Synchrony Financial	60,509	1,197,473

Insurance — 1.8%
Allstate Corporation (The)	43,892	4,464,694
Arthur J. Gallagher & Company	19,880	1,560,580
Hanover Insurance Group, Inc. (The)	26,335	2,643,507
Lincoln National Corporation	58,001	2,057,296
Progressive Corporation (The)	16,485	1,274,291
		12,000,368
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Blackstone Mortgage Trust, Inc. - Class A	19,221	452,270

See accompanying notes to financial statements.	5

CHARTWELL INCOME FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 24.2% (Continued)	Shares	Value
Health Care — 2.6%
Health Care Equipment & Supplies — 0.4%
Abbott Laboratories	30,405	$2,799,996

Health Care Providers & Services — 1.1%
Quest Diagnostics, Inc.	40,143	4,420,146
Universal Health Services, Inc. - Class B	27,803	2,938,499
		7,358,645
Pharmaceuticals — 1.1%
Bristol-Myers Squibb Company	27,013	1,642,661
Johnson & Johnson	19,428	2,914,977
Merck & Company, Inc.	33,544	2,661,381
		7,219,019
Industrials — 2.9%
Aerospace & Defense — 0.4%
Boeing Company (The)	3,933	554,632
Lockheed Martin Corporation	4,640	1,805,238
		2,359,870
Air Freight & Logistics — 0.1%
United Parcel Service, Inc. - Class B	9,930	939,974

Airlines — 0.1%
Delta Air Lines, Inc.	17,364	449,901

Construction & Engineering — 0.5%
Quanta Services, Inc.	101,893	3,704,829

Electrical Equipment — 0.2%
Emerson Electric Company	24,492	1,396,779

Machinery — 1.1%
Allison Transmission Holdings, Inc.	95,247	3,461,276
Caterpillar, Inc.	8,312	967,351
Snap-on, Inc.	25,395	3,308,714
		7,737,341
Marine — 0.5%
Kirby Corporation (a)	57,787	3,086,982

6	See accompanying notes to financial statements.

CHARTWELL INCOME FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 24.2% (Continued)	Shares	Value
Information Technology — 2.1%
Communications Equipment — 0.1%
Cisco Systems, Inc.	20,596	$872,858

Electronic Equipment, Instruments & Components — 0.5%
Dolby Laboratories, Inc. - Class A	51,730	3,105,352

IT Services — 0.5%
Amdocs Ltd.	51,417	3,313,312

Semiconductors & Semiconductor Equipment — 0.4%
Intel Corporation	39,278	2,355,895
Lam Research Corporation	2,169	553,702
		2,909,597
Software — 0.4%
Microsoft Corporation	14,810	2,654,100

Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc.	2,360	693,368
Western Digital Corporation	17,162	790,825
		1,484,193
Materials — 1.5%
Chemicals — 0.9%
Air Products & Chemicals, Inc.	6,444	1,453,637
FMC Corporation	51,153	4,700,961
		6,154,598
Construction Materials — 0.6%
Vulcan Materials Company	31,665	3,577,195

Real Estate — 2.9%
Equity Real Estate Investment Trusts (REITs) — 2.9%
American Campus Communities, Inc.	58,314	2,057,901
Crown Castle International Corporation	11,444	1,824,517
Healthcare Trust of America, Inc. - Class A	152,169	3,747,922
Healthpeak Properties, Inc.	90,481	2,365,173
Host Hotels & Resorts, Inc.	178,078	2,192,140
Lamar Advertising Company - Class A	19,732	1,137,550
Mid-America Apartment Communities, Inc.	31,289	3,501,865
Weingarten Realty Investors	105,329	1,915,935
Weyerhaeuser Company	46,328	1,013,193
		19,756,196

See accompanying notes to financial statements.	7

CHARTWELL INCOME FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 24.2% (Continued)	Shares	Value
Utilities — 2.5%
Electric Utilities — 0.9%
American Electric Power Company, Inc.	16,964	$1,409,878
Exelon Corporation	35,398	1,312,558
FirstEnergy Corporation	55,555	2,292,755
PPL Corporation	50,521	1,284,244
		6,299,435
Multi-Utilities — 1.6%
Ameren Corporation	47,466	3,453,152
CMS Energy Corporation	51,981	2,967,595
Public Service Enterprise Group, Inc.	83,333	4,225,816
		10,646,563

Total Common Stocks (Cost $186,042,228)		$162,836,785

PREFERRED STOCKS — 0.2%	Shares	Value
Energy — 0.2%
Chesapeake Energy Corporation, 5.000% CV (b) (Cost $17,206,262)	304,398	$928,414

CORPORATE BONDS — 43.0%	Par Value	Value
Communication Services — 1.4%
CenturyLink, Inc., 7.65%, due 3/15/2042	$2,797,000	$2,797,000
Cincinnati Bell, Inc., 8.00%, due 10/15/2025 (c)	2,500,000	2,530,000
Consolidated Communications, Inc., 6.50%, due 10/1/2022	2,459,000	2,206,953
Liberty Interactive, LLC, 8.50%, due 7/15/2029	1,200,000	1,032,000
T-Mobile USA, Inc., 4.00%, due 4/15/2022	750,000	766,875
		9,332,828

8	See accompanying notes to financial statements.

CHARTWELL INCOME FUND SCHEDULE OF INVESTMENTS (Continued)
CORPORATE BONDS — 43.0% (Continued)	Par Value	Value
Consumer Discretionary — 10.1%
American Axle & Manufacturing, Inc., 6.25%, due 4/1/2025	$2,705,000	$2,059,857
AutoNation, Inc., 3.80%, due 11/15/2027	6,512,000	6,162,552
Bed Bath & Beyond, Inc., 3.749%, due 8/1/2024	3,015,000	1,869,300
Bed Bath & Beyond, Inc., 5.165%, due 8/1/2044	10,163,000	4,395,497
Carriage Services, Inc., 6.625%, due 6/1/2026 (c)	2,757,000	2,718,678
Clearwater Seafoods, Inc., 6.875%, due 5/1/2025 (c)	2,500,000	2,281,275
Coach, Inc., 4.125%, due 7/15/2027	5,955,000	5,088,283
Diamond Sports Group, LLC/Diamond Sports Finance Company, 5.375%, due 8/15/2026 (c)	2,700,000	2,052,000
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, due 2/15/2023 (c)	2,000,000	1,200,000
Ford Motor Company, 9.00%, due 4/22/2025	1,290,000	1,256,137
Kohl’s Corporation, 9.50%, due 5/15/2025	5,900,000	6,066,064
Kohl’s Corporation, 5.55%, due 7/17/2045	4,870,000	3,450,086
L Brands, Inc., 5.25%, due 2/1/2028	2,500,000	1,793,750
National CineMedia, LLC, 5.75%, due 8/15/2026	2,500,000	1,275,000
Nordstrom, Inc., 8.75%, due 5/15/2025 (c)	1,865,000	1,993,901
Penn National Gaming, Inc., 5.625%, due 1/15/2027 (c)	2,500,000	2,075,000
Quad Graphics, Inc., 7.00%, due 5/1/2022	2,000,000	1,541,800
Sonic Automotive, Inc., 6.125%, due 3/15/2027	2,500,000	2,150,000
Tenneco, Inc., 5.375%, due 12/15/2024	1,050,000	457,170
Tiffany & Company, 4.90%, due 10/1/2044	10,019,000	12,690,238
Truck Hero, Inc., 8.50%, due 4/21/2024 (c)	2,600,000	2,157,220
Wolverine World Wide, Inc., 5.00%, due 9/1/2026 (c)	1,200,000	1,150,500
WW International, Inc., 8.625%, due 12/1/2025 (c)	2,000,000	1,988,200
		67,872,508
Consumer Staples — 1.9%
Anheuser-Busch InBev Worldwide, Inc., 4.50%, due 6/1/2050	6,645,000	7,436,930
Clearwater Paper Corporation, 4.50%, due 2/1/2023	2,500,000	2,431,250
KEHE Distributors, LLC, 8.625%, due 10/15/2026 (c)	2,500,000	2,643,750
		12,511,930

See accompanying notes to financial statements.	9

CHARTWELL INCOME FUND SCHEDULE OF INVESTMENTS (Continued)
CORPORATE BONDS — 43.0% (Continued)	Par Value	Value
Energy — 4.6%
Antero Resources Corporation, 5.375%, due 11/1/2021	$4,045,000	$3,617,747
Blue Racer Midstream, LLC/Blue Racer Finance Corporation, 6.625%, due 7/15/2026 (c)	2,363,000	1,583,210
Energy Transfer Operating, L.P., 7.125%, due 5/15/2165	11,750,000	9,187,325
Ensign Drilling, Inc., 9.25%, due 4/15/2024 (c)	4,000,000	1,160,800
Enviva Partners, L.P., 6.50%, due 1/15/2026 (c)	625,000	654,687
Genesis Energy, L.P./Genesis Energy Finance Corporation, 5.625%, due 6/15/2024	3,250,000	2,746,250
NLG Energy Partners, L.P., 6.125%, due 3/1/2025	2,740,000	1,781,000
Parkland Fuel Corporation, 5.875%, due 7/15/2027 (c)	2,500,000	2,400,000
Precision Drilling Corporation, 7.75%, due 12/15/2023	1,200,000	528,000
Sunoco, L.P./Sunoco Finance Corporation, Series WI, 4.875%, due 1/15/2023	4,000,000	3,880,000
Targa Resources Partners, L.P., 5.25%, due 5/1/2023	4,000,000	3,778,400
		31,317,419
Financials — 10.2%
AAG FH, L.P./AAG FH Finco, Inc., 9.75%, due 7/15/2024 (c)	2,550,000	2,224,875
Ares Capital Corporation, 3.50%, due 2/10/2023	4,185,000	3,979,858
Ares Capital Corporation, 4.20%, due 6/10/2024	7,995,000	7,634,097
Ares Capital Corporation, 3.25%, due 7/15/2025	7,110,000	6,321,221
Bank of America Corporation, 2.511% (3MO LIBOR + 77), due 2/5/2026 (d)	5,715,000	5,456,211
Bank of America Corporation, 2.654% (3MO LIBOR + 76), due 9/15/2026 (d)	11,047,000	9,584,671
Compass Group Diversified Holdings, LLC, 8.00%, due 5/1/2026 (c)	1,300,000	1,358,500
Ford Motor Credit Company, LLC, 4.542%, due 8/1/2026	3,550,000	3,044,125
General Motors Financial Company, Inc., 5.65%, due 1/17/2029	5,079,000	4,885,372
Goldman Sachs Group, Inc. (The), 2.941% (3MO LIBOR + 105), due 6/5/2023 (d)	3,636,000	3,576,561
Jefferies Group, LLC, 6.50%, due 1/20/2043	2,950,000	3,103,535
JPMorgan Chase & Company, 2.25% (3MO LIBOR + 123), due 10/24/2023 (d)	6,169,000	6,158,196
Lincoln National Corporation, 3.05%, due 1/15/2030	4,060,000	4,032,709
Oaktree Specialty Lending Corporation, 3.50%, due 2/25/2025	2,345,000	2,146,947
Provident Funding Associates, L.P./PFG Finance Corporation, 6.375%, due 6/15/2025 (c)	2,500,000	2,118,750
Starwood Property Trust, 5.00%, due 12/15/2021	3,580,000	3,347,300
		68,972,928

10	See accompanying notes to financial statements.

CHARTWELL INCOME FUND SCHEDULE OF INVESTMENTS (Continued)
CORPORATE BONDS — 43.0% (Continued)	Par Value	Value
Health Care — 3.0%
Anthem, Inc., 3.65%, due 12/1/2027	$8,810,000	$9,620,712
Bausch Health Companies, Inc., 6.50%, due 3/15/2022 (c)	2,550,000	2,600,490
CVS Health Corporation, 4.30%, due 3/25/2028	5,000,000	5,669,833
Horizon Pharma USA, Inc., 5.50%, due 8/1/2027 (c)	2,435,000	2,532,400
		20,423,435
Industrials — 3.1%
ADT Corporation (The), 6.25%, due 10/15/2021	4,000,000	4,113,600
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 6.375%, due 4/1/2024 (c)	1,175,000	722,625
Delta Air Lines, Inc., 3.625%, due 3/15/2022	4,000,000	3,570,126
FXI Holdings, Inc., 7.875%, due 11/1/2024 (c)	2,400,000	1,752,000
Grinding Media, Inc., 7.375%, due 12/15/2023 (c)	2,990,000	2,950,831
H&E Equipment Services, Inc., 5.625%, due 9/1/2025	2,450,000	2,333,870
Intertape Polymer Group, Inc., 7.00%, due 10/15/2026 (c)	2,500,000	2,534,525
JPW Industries Holding Corporation, 9.00%, due 10/1/2024 (c)	1,195,000	873,844
Neon Holdings, Inc., 10.125%, due 4/1/2026 (c)	2,340,000	2,106,000
		20,957,421
Information Technology — 3.0%
Apple, Inc., 3.85%, due 5/4/2043	2,590,000	3,123,590
Belo Corporation, 7.25%, due 9/15/2027	2,500,000	2,500,000
CBS Radio, Inc., 7.25%, due 11/1/2024 (c)	2,500,000	1,550,000
Dell International, LLC/EMC Corporation, 6.20%, due 7/15/2030 (c)	3,155,000	3,482,256
Hewlett Packard Enterprise Company, 6.35%, due 10/15/2045	4,724,000	5,654,341
Intel Corporation, 4.75%, due 3/25/2050	2,250,000	3,169,657
Texas Instruments, Inc., 1.375%, due 3/12/2025	1,000,000	1,011,690
		20,491,534
Materials — 2.7%
Arconic Corporation, 6.125%, due 2/15/2028 (c)	505,000	473,437
Cliffs Natural Resources, 6.25%, due 10/1/2040	4,320,000	2,289,600
Commercial Metals Company, 5.375%, due 7/15/2027	2,985,000	2,917,838
Compass Minerals International, Inc., 4.875%, due 7/15/2024 (c)	2,600,000	2,551,250
Harsco Corporation, 5.75%, due 7/31/2027 (c)	1,230,000	1,159,521
JW Aluminum Continuous Cast Company, 10.25%, due 6/1/2026 (c)	2,500,000	2,531,250
Mercer International, Inc., 5.50%, due 1/15/2026	2,500,000	2,218,750
Mountain Province Diamonds, Inc., 8.00%, due 12/15/2022 (c)	2,500,000	1,575,000
Plastipak Holdings, Inc., 6.25%, due 10/15/2025 (c)	2,500,000	2,232,000
		17,948,646

See accompanying notes to financial statements.	11

CHARTWELL INCOME FUND SCHEDULE OF INVESTMENTS (Continued)
CORPORATE BONDS — 43.0% (Continued)	Par Value	Value
Real Estate — 1.6%
Greystar Real Estate Partners, LLC, 5.75%, due 12/1/2025 (c)	$4,000,000	$3,680,000
iStar, Inc., 4.75%, due 10/1/2024	2,785,000	2,325,475
LGI Homes, Inc., 6.875%, due 7/15/2026 (c)	2,500,000	2,328,125
TRI Pointe Group, Inc., 5.25%, due 6/1/2027	2,500,000	2,262,500
		10,596,100
Utilities — 1.4%
AES Corporation, 4.00%, due 3/15/2021	4,000,000	4,000,000
Suburban Propane Partners, L.P., 5.875%, due 3/1/2027	2,800,000	2,669,660
Talen Energy Supply, LLC, 6.625%, due 1/15/2028 (c)	2,825,000	2,657,760
		9,327,420

Total Corporate Bonds (Cost $314,123,348)		$289,752,169

ASSET-BACKED SECURITIES — 3.0%	Par Value	Value
Latitude Management Real Estate Investors, Inc., Series 2019-CRE3, 2.329% (1MO LIBOR + 140), due 12/22/2035 (c)(d)	$6,280,000	$5,871,800
Onslow Bay Financial, LLC, Series 2019-EXP3, 3.50%, due 10/25/2059 (c)	4,516,631	4,559,485
ORIX Credit Alliance Owner Trust, Series 2018-CRE1, 1.885% (1MO LIBOR + 118), due 6/15/2036 (c)(d)	11,620,000	9,993,200
Total Asset-Backed Securities (Cost $22,488,839)		$20,424,485

12	See accompanying notes to financial statements.

CHARTWELL INCOME FUND SCHEDULE OF INVESTMENTS (Continued)
MORTGAGE-BACKED SECURITIES — 9.0%	Par Value	Value
Commercial — 9.0%
Agate Bay Mortgage Loan Trust, Series 2016-2, 3.50%, due 3/25/2046 (c)	$5,697,717	$5,786,369
Bancorp Commercial Mortgage Trust (The), Series 2019-CRE5, 1.814% (1MO LIBOR + 100), due 1/15/2022 (c)(d)	3,576,995	3,405,451
BDS Ltd., Series 2019-FL4, 1.90% (1MO LIBOR + 110), due 8/15/2036 (c)(d)	3,640,000	3,276,000
Colony American Finance Ltd., Series 2019-1, 3.324%, due 1/15/2029 (c)(d)	4,946,703	5,015,294
Colony American Finance Ltd., Series 2019-19-3, 2.705%, due 10/15/2052 (c)(d)	2,629,179	2,549,050
Credit Suisse Mortgage Trust, Series 2018-J1, 3.50%, due 2/25/2048 (c)	5,916,894	6,026,667
Ellington Financial Mortgage Trust, Series 2019-1, 2.934%, due 6/25/2059 (c)	4,452,588	4,432,948
Exantas Capital Corporation, Series 2019-RS07, 2.658% (1MO LIBOR + 100), due 4/15/2022 (c)(d)	8,059,017	7,253,115
Provident Funding Mortgage Trust, Series 2019-1, 3.00%, due 12/25/2049 (c)	7,192,424	7,401,651
PSMC 2018-1 Trust, Series 2019-1, 4.00%, due 7/25/2049 (c)	3,203,766	3,281,064
Sequoia Mortgage Trust, Series 2019-19-5, 3.50%, due 12/25/2049 (c)	3,726,354	3,802,122
Starwood Mortgage Residential Trust, Series 2019-1, 2.941%, due 6/25/2049 (c)	4,517,786	4,487,625
Wells Fargo Mortgage Back Securities, Series 2019-2, 4.00%, due 4/25/2049 (c)	4,029,372	4,043,443
Total Mortgage-Backed Securities (Cost $62,016,189)		$60,760,799

U.S. GOVERNMENT AGENCY OBLIGATIONS — 12.9%	Par Value	Value
Federal Farm Credit Bank — 2.6%
Federal Farm Credit Bank, 1.48%, due 3/10/2026	$6,055,000	$6,059,666
Federal Farm Credit Bank, 2.50%, due 2/4/2031	6,520,000	6,568,005
Federal Farm Credit Bank, 3.50%, due 2/1/2033	5,000,000	5,097,080
		17,724,751

See accompanying notes to financial statements.	13

CHARTWELL INCOME FUND SCHEDULE OF INVESTMENTS (Continued)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 12.9% (Continued)	Par Value	Value
Federal Home Loan Mortgage Corporation — 4.4%
Federal Home Loan Mortgage Corporation, 3.50%, due 1/1/2048	$8,559,176	$9,097,477
Federal Home Loan Mortgage Corporation, 3.00%, due 2/1/2048	4,006,850	4,236,314
Federal Home Loan Mortgage Corporation, 3.00%, due 6/1/2049	5,901,567	6,246,291
Federal Home Loan Mortgage Corporation, 3.00%, due 11/1/2049	2,522,663	2,664,661
Federal Home Loan Mortgage Corporation, 3.00%, due 2/1/2050	7,190,660	7,599,185
		29,843,928
Federal National Mortgage Association — 4.8%
Federal National Mortgage Association, 3.00%, due 9/1/2029	1,943,666	2,028,812
Federal National Mortgage Association, 3.00%, due 12/1/2033	4,407,381	4,649,264
Federal National Mortgage Association, 3.00%, due 9/1/2049	11,419,797	12,062,609
Federal National Mortgage Association, 3.00%, due 10/1/2049	6,789,132	7,171,287
Federal National Mortgage Association, 3.00%, due 2/1/2050	5,900,401	6,244,068
		32,156,040
Small Business Administration — 1.1%
Small Business Administration Participation Certificates, 3.20%, due 3/1/2039	6,706,321	7,234,897

Total U.S. Government Agency Obligations (Cost $83,984,251)		$86,959,616

U.S. TREASURY OBLIGATIONS — 5.0%	Par Value	Value
U.S. Treasury Inflation-Protected Notes — 4.3%
U.S. Treasury Inflation-Protected Notes, 0.625%, due 4/15/2023	$4,685,940	$4,757,797
U.S. Treasury Inflation-Protected Notes, 0.875%, due 2/15/2047	18,821,073	23,993,504
		28,751,301
U.S. Treasury Notes — 0.7%
U.S. Treasury Notes, 1.625%, due 8/15/2029	4,680,000	5,113,448

Total U.S. Treasury Obligations (Cost $30,902,035)		$33,864,749

14	See accompanying notes to financial statements.

CHARTWELL INCOME FUND SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS — 0.0% (e)	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.14% (f) (Cost $122,980)	122,980	$122,980

Investments at Value — 97.3% (Cost $716,886,132)		$655,649,997

Other Assets in Excess of Liabilities — 2.7%		18,078,545

Net Assets — 100.0%		$673,728,542

(a)	Non-income producing security.
(b)	Security has a perpetual maturity date.
(c)

144A - Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $155,769,944 as of April 30, 2020, representing 23.1% of net assets.

(d)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of April 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(e)	Percentage rounds to less than 0.1%.
(f)	The rate shown is the 7-day effective yield as of April 30, 2020.
CV – Convertible Security
LIBOR – London Interbank Offered Rate

See accompanying notes to financial statements.	15

CHARTWELL INCOME FUND
SUMMARY OF INVESTMENTS
As of April 30, 2020 (Unaudited)

Security Type / Sector	Percent of Net Assets
Common Stocks
Financials	4.4%
Real Estate	2.9%
Industrials	2.9%
Health Care	2.6%
Utilities	2.5%
Consumer Discretionary	2.3%
Information Technology	2.1%
Materials	1.5%
Energy	1.2%
Consumer Staples	1.1%
Communication Services	0.7%
Total Common Stocks	24.2%
Preferred Stocks
Energy	0.2%
Total Preferred Stocks	0.2%
Corporate Bonds
Financials	10.2%
Consumer Discretionary	10.1%
Energy	4.6%
Industrials	3.1%
Information Technology	3.0%
Health Care	3.0%
Materials	2.7%
Consumer Staples	1.9%
Real Estate	1.6%
Communication Services	1.4%
Utilities	1.4%
Total Corporate Bonds	43.0%
Asset-Backed Securities	3.0%
Mortgage-Backed Securities	9.0%
U.S. Government & Agency Obligations	12.9%
U.S. Treasury Obligations	5.0%
Money Market Funds	0.0%*
Investments	97.3%
Other Assets in Excess of Liabilities	2.7%
Net Assets	100.0%

*	Percentage rounds to less than 0.1%.

CHARTWELL MID CAP VALUE FUND SCHEDULE OF INVESTMENTS April 30, 2020 (Unaudited)
COMMON STOCKS — 92.6%	Shares	Value
Consumer Discretionary — 9.7%
Distributors — 3.4%
Genuine Parts Company	10,010	$793,593

Internet & Direct Marketing Retail — 2.4%
Expedia Group, Inc.	7,700	546,546

Specialty Retail — 2.7%
AutoZone, Inc. (a)	598	610,151

Textiles, Apparel & Luxury Goods — 1.2%
Ralph Lauren Corporation	3,728	275,052

Consumer Staples — 2.5%
Food Products — 2.5%
Lamb Weston Holdings, Inc.	9,380	575,557

Energy — 3.2%
Oil, Gas & Consumable Fuels — 3.2%
Diamondback Energy, Inc.	7,302	317,929
Pioneer Natural Resources Company	4,730	422,436
		740,365
Financials — 15.0%
Banks — 4.9%
KeyCorp	32,405	377,518
M&T Bank Corporation	2,450	274,596
Pinnacle Financial Partners, Inc.	12,040	484,610
		1,136,724
Consumer Finance — 1.2%
Synchrony Financial	13,510	267,363

Insurance — 8.9%
Allstate Corporation (The)	9,800	996,856
Hanover Insurance Group, Inc. (The)	5,880	590,234
Lincoln National Corporation	12,950	459,337
		2,046,427
Health Care — 7.2%
Health Care Providers & Services — 7.2%
Quest Diagnostics, Inc.	8,961	986,696
Universal Health Services, Inc. - Class B	6,207	656,018
		1,642,714

See accompanying notes to financial statements.	17

CHARTWELL MID CAP VALUE FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 92.6% (Continued)	Shares	Value
Industrials — 13.0%
Construction & Engineering — 3.6%
Quanta Services, Inc.	22,745	$827,008

Machinery — 6.6%
Allison Transmission Holdings, Inc.	21,270	772,952
Snap-on, Inc.	5,670	738,744
		1,511,696
Marine — 2.8%
Kirby Corporation (a)	12,073	644,940

Information Technology — 6.2%
Electronic Equipment, Instruments & Components — 3.0%
Dolby Laboratories, Inc. - Class A	11,550	693,347

IT Services — 3.2%
Amdocs Ltd.	11,480	739,771

Materials — 8.0%
Chemicals — 4.5%
FMC Corporation	11,419	1,049,406

Construction Materials — 3.5%
Vulcan Materials Company	7,070	798,698

Real Estate — 15.2%
Equity Real Estate Investment Trusts (REITs) — 15.2%
American Campus Communities, Inc.	12,245	432,126
Healthcare Trust of America, Inc. - Class A	33,969	836,656
Healthpeak Properties, Inc.	20,200	528,028
Host Hotels & Resorts, Inc.	39,755	489,384
Mid-America Apartment Communities, Inc.	6,985	781,761
Weingarten Realty Investors	23,514	427,720
		3,495,675

18	See accompanying notes to financial statements.

CHARTWELL MID CAP VALUE FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 92.6% (Continued)	Shares	Value
Utilities — 12.6%
Electric Utilities — 2.2%
FirstEnergy Corporation	12,460	$514,224

Multi-Utilities — 10.4%
Ameren Corporation	10,635	773,696
CMS Energy Corporation	11,645	664,813
Public Service Enterprise Group, Inc.	18,675	947,010
		2,385,519

Total Common Stocks (Cost $24,619,331)		$21,294,776

MONEY MARKET FUNDS — 1.5%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.14% (b) (Cost $337,492)	337,492	$337,492

Investments at Value — 94.1% (Cost $24,956,823)		$21,632,268

Other Assets in Excess of Liabilities — 5.9%		1,369,626

Net Assets — 100.0%		$23,001,894

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of April 30, 2020.

See accompanying notes to financial statements.	19

CHARTWELL MID CAP VALUE FUND
SUMMARY OF INVESTMENTS
As of April 30, 2020 (Unaudited)

Security Type / Sector	Percent of Net Assets
Common Stocks
Real Estate	15.2%
Financials	15.0%
Industrials	13.0%
Utilities	12.6%
Consumer Discretionary	9.7%
Materials	8.0%
Health Care	7.2%
Information Technology	6.2%
Energy	3.2%
Consumer Staples	2.5%
Total Common Stocks	92.6%
Money Market Funds	1.5%
Investments	94.1%
Other Assets in Excess of Liabilities	5.9%
Net Assets	100.0%

CHARTWELL SMALL CAP VALUE FUND SCHEDULE OF INVESTMENTS April 30, 2020 (Unaudited)
COMMON STOCKS — 97.4%	Shares	Value
Communication Services — 0.7%
Media — 0.7%
Scholastic Corporation	37,275	$1,083,584

Consumer Discretionary — 7.5%
Hotels, Restaurants & Leisure — 4.3%
Cheesecake Factory, Inc. (The)	57,920	1,291,037
Denny’s Corporation (a)	214,860	2,421,472
Jack in the Box, Inc.	44,360	2,674,908
		6,387,417
Household Durables — 1.0%
TRI Pointe Group, Inc. (a)	135,640	1,557,147

Textiles, Apparel & Luxury Goods — 2.2%
G-III Apparel Group Ltd. (a)	92,910	1,052,670
Oxford Industries, Inc.	18,595	779,503
Wolverine World Wide, Inc.	67,260	1,378,157
		3,210,330
Consumer Staples — 3.5%
Food Products — 3.5%
Fresh Del Monte Produce, Inc.	83,149	2,370,578
Sanderson Farms, Inc.	20,805	2,832,393
		5,202,971
Energy — 1.8%
Energy Equipment & Services — 1.4%
Apergy Corporation (a)	69,780	642,674
Cactus, Inc. - Class A	79,445	1,412,532
		2,055,206
Oil, Gas & Consumable Fuels — 0.4%
PDC Energy, Inc. (a)	48,206	626,196

Financials — 24.4%
Banks — 18.1%
Columbia Banking System, Inc.	75,010	2,024,520
CVB Financial Corporation	90,930	1,889,980
First Financial Bancorp	98,485	1,514,699
First Midwest Bancorp, Inc.	121,465	1,795,253
FNB Corporation	224,286	1,814,474
Independent Bank Group, Inc.	48,503	1,470,126

See accompanying notes to financial statements.	21

CHARTWELL SMALL CAP VALUE FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 97.4% (Continued)	Shares	Value
Financials — 24.4% (Continued)
Banks — 18.1% (Continued)
Pacific Premier Bancorp, Inc.	73,400	$1,567,090
Renasant Corporation	71,052	1,863,694
Sandy Spring Bancorp, Inc.	80,065	2,041,658
South State Corporation	35,095	2,029,895
TowneBank	79,287	1,601,597
UMB Financial Corporation	38,045	1,934,208
Umpqua Holdings Corporation	152,950	1,915,699
United Bankshares, Inc.	46,440	1,391,342
United Community Banks, Inc.	97,285	2,057,091
		26,911,326
Consumer Finance — 1.7%
PRA Group, Inc. (a)	91,425	2,536,129

Insurance — 4.6%
American Equity Investment Life Holding Company	77,238	1,623,543
Argo Group International Holdings Ltd.	54,237	1,917,820
Selective Insurance Group, Inc.	64,773	3,247,071
		6,788,434
Health Care — 4.0%
Biotechnology — 1.3%
Eagle Pharmaceuticals, Inc. (a)	39,055	1,991,024

Health Care Providers & Services — 1.6%
Patterson Companies, Inc.	127,929	2,338,542

Pharmaceuticals — 1.1%
Phibro Animal Health Corporation - Class A	61,900	1,653,349

Industrials — 22.0%
Aerospace & Defense — 1.1%
Moog, Inc. - Class A	34,568	1,710,425

Air Freight & Logistics — 1.4%
Hub Group, Inc. - Class A (a)	43,235	2,080,036

Building Products — 0.4%
JELD-WEN Holding, Inc. (a)	45,575	578,802

22	See accompanying notes to financial statements.

CHARTWELL SMALL CAP VALUE FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 97.4% (Continued)	Shares	Value
Industrials — 22.0% (Continued)
Commercial Services & Supplies — 4.6%
Interface, Inc.	176,700	$1,632,708
Knoll, Inc.	96,086	1,120,363
McGrath RentCorp	36,169	1,973,019
UniFirst Corporation	12,210	2,053,111
		6,779,201
Construction & Engineering — 1.1%
Dycom Industries, Inc. (a)	48,100	1,568,060

Machinery — 6.7%
Barnes Group, Inc.	43,700	1,677,206
EnPro Industries, Inc.	19,193	870,403
Harsco Corporation (a)	129,470	1,292,111
ITT, Inc.	68,995	3,637,416
Mueller Water Products, Inc. - Series A	262,435	2,490,508
		9,967,644
Professional Services — 2.2%
Korn Ferry	57,205	1,649,220
TrueBlue, Inc. (a)	106,180	1,648,975
		3,298,195
Road & Rail — 2.8%
Saia, Inc. (a)	44,586	4,125,097

Trading Companies & Distributors — 1.7%
Rush Enterprises, Inc. - Class A	67,860	2,544,750

Information Technology — 10.5%
Electronic Equipment, Instruments & Components — 2.1%
Plexus Corporation (a)	49,360	3,094,379

IT Services — 2.3%
CACI International, Inc. - Class A (a)	13,560	3,391,898

Semiconductors & Semiconductor Equipment — 2.5%
Diodes, Inc. (a)	71,699	3,648,762

Software — 3.6%
CommVault Systems, Inc. (a)	68,842	2,938,865
Progress Software Corporation	59,955	2,452,759
		5,391,624

See accompanying notes to financial statements.	23

CHARTWELL SMALL CAP VALUE FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 97.4% (Continued)	Shares	Value
Materials — 5.3%
Chemicals — 2.5%
Ferro Corporation (a)	163,480	$1,629,896
Minerals Technologies, Inc.	46,195	2,034,428
		3,664,324
Construction Materials — 1.0%
Eagle Materials, Inc.	24,540	1,497,185

Paper & Forest Products — 1.8%
P.H. Glatfelter Company	181,595	2,651,287

Real Estate — 10.8%
Equity Real Estate Investment Trusts (REITs) — 10.8%
Empire State Realty Trust, Inc. - Class A	112,420	939,831
First Industrial Realty Trust, Inc.	41,885	1,581,997
Healthcare Realty Trust, Inc.	88,696	2,606,775
Kite Realty Group Trust	69,072	706,607
Pebblebrook Hotel Trust	91,830	1,087,267
Piedmont Office Realty Trust, Inc. - Class A	135,315	2,347,715
PS Business Parks, Inc.	23,222	2,997,728
Retail Properties of America, Inc. - Class A	202,550	1,255,810
STAG Industrial, Inc.	91,683	2,406,679
		15,930,409
Utilities — 6.9%
Electric Utilities — 0.7%
El Paso Electric Company	13,770	936,360

Gas Utilities — 1.7%
Southwest Gas Holdings, Inc.	33,520	2,540,816

Multi-Utilities — 4.5%
Avista Corporation	43,365	1,866,429
Black Hills Corporation	29,254	1,811,993
NorthWestern Corporation	52,458	3,026,302
		6,704,724

Total Common Stocks (Cost $164,672,729)		$144,445,633

24	See accompanying notes to financial statements.

CHARTWELL SMALL CAP VALUE FUND SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS — 0.5%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.14% (b) (Cost $759,631)	759,631	$759,631

Investments at Value — 97.9% (Cost $165,432,360)		$145,205,264

Other Assets in Excess of Liabilities — 2.1%		3,166,289

Net Assets — 100.0%		$148,371,553

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of April 30, 2020.

See accompanying notes to financial statements.	25

CHARTWELL SMALL CAP VALUE FUND
SUMMARY OF INVESTMENTS
As of April 30, 2020 (Unaudited)

Security Type / Sector	Percent of Net Assets
Common Stocks
Financials	24.4%
Industrials	22.0%
Real Estate	10.8%
Information Technology	10.5%
Consumer Discretionary	7.5%
Utilities	6.9%
Materials	5.3%
Health Care	4.0%
Consumer Staples	3.5%
Energy	1.8%
Communication Services	0.7%
Total Common Stocks	97.4%
Money Market Funds	0.5%
Investments	97.9%
Other Assets in Excess of Liabilities	2.1%
Net Assets	100.0%

CHARTWELL SHORT DURATION HIGH YIELD FUND SCHEDULE OF INVESTMENTS April 30, 2020 (Unaudited)
CORPORATE BONDS — 94.3%	Par Value	Value
Communication Services — 10.8%
AMC Networks, Inc., 5.00%, due 4/1/2024	$2,460,000	$2,384,970
CCO Holdings, LLC/CCO Holdings Capital Corporation, 5.875%, due 4/1/2024 (a)	930,000	955,575
Level 3 Financing, Inc., 5.375%, due 8/15/2022	1,597,000	1,600,354
Level 3 Financing, Inc., 5.125%, due 5/1/2023	750,000	746,250
Sirius XM Radio, Inc., 4.625%, due 7/15/2024 (a)	2,255,000	2,299,198
T-Mobile USA, Inc., 4.00%, due 4/15/2022	2,325,000	2,377,312
		10,363,659
Consumer Discretionary — 12.2%
Ford Motor Credit Company, LLC, 5.596%, due 1/7/2022	535,000	520,288
Ford Motor Credit Company, LLC, 4.375%, due 8/6/2023	1,075,000	978,250
Ford Motor Credit Company, LLC, 4.063%, due 11/1/2024	660,000	574,200
GLP Capital, L.P./GLP Financing II, Inc., 5.375%, due 11/1/2023	550,000	533,500
Group 1 Automotive, Inc., 5.00%, due 6/1/2022	2,460,000	2,343,150
Hanesbrands, Inc., 5.375%, due 5/15/2025	60,000	60,000
Hilton Domestic Operating Company, Inc., 4.25%, due 9/1/2024	1,995,000	1,935,150
Lennar Corporation, 4.125%, due 1/15/2022	1,475,000	1,480,841
Lennar Corporation, 4.75%, due 11/15/2022	880,000	897,600
QVC, Inc., 4.85%, due 4/1/2024	2,520,000	2,416,050
		11,739,029
Consumer Staples — 2.5%
Albertsons Companies, LLC, 6.625%, due 6/15/2024	2,320,000	2,398,300

Energy — 9.3%
Antero Resources Corporation, 5.375%, due 11/1/2021	1,565,000	1,399,697
Ensign Drilling, Inc., 9.25%, due 4/15/2024 (a)	2,095,000	607,969
Sunoco, L.P./Sunoco Finance Corporation, Series WI, 4.875%, due 1/15/2023	2,460,000	2,386,200
Targa Resources Partners, L.P./Targa Resources Partners Finance Corporation, 5.25%, due 5/1/2023	2,294,000	2,166,912
Vistra Energy Corporation, 5.875%, due 6/1/2023	2,415,000	2,439,150
		8,999,928
Financials — 20.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.625%, due 10/30/2020	2,105,000	2,078,216
CIT Group, Inc., 5.00%, due 8/15/2022	2,400,000	2,364,000
Icahn Enterprises, L.P., 6.25%, due 2/1/2022	2,300,000	2,323,000
Kennedy-Wilson Holdings, Inc., 5.875%, due 4/1/2024	2,325,000	2,223,746

See accompanying notes to financial statements.	27

CHARTWELL SHORT DURATION HIGH YIELD FUND SCHEDULE OF INVESTMENTS (Continued)
CORPORATE BONDS — 94.3% (Continued)	Par Value	Value
Financials — 20.0% (Continued)
MGM Growth Properties Operating Partnership, L.P./MGP Finance Company-Issuer, Inc., 5.625%, due 5/1/2024	$1,475,000	$1,497,435
Navient Corporation, 5.875%, due 3/25/2021	1,010,000	992,325
Navient Corporation, 6.625%, due 7/26/2021	1,450,000	1,442,750
SLM Corporation, 5.125%, due 4/5/2022	1,745,000	1,598,420
Springleaf Finance Corporation, 5.625%, due 3/15/2023	1,230,000	1,168,500
Springleaf Finance Corporation, 6.125%, due 3/15/2024	1,230,000	1,226,863
Starwood Property Trust, 5.00%, due 12/15/2021	2,535,000	2,370,225
		19,285,480
Health Care — 9.5%
Bausch Health Companies, Inc., 6.50%, due 3/15/2022 (a)	2,350,000	2,396,530
Centene Corporation, 4.75%, due 5/15/2022	2,460,000	2,484,600
HCA Holdings, Inc., 5.875%, due 5/1/2023	1,775,000	1,912,918
Tenet Healthcare Corporation, 4.625%, due 7/15/2024	2,390,000	2,358,882
		9,152,930
Industrials — 8.5%
ADT Corporation (The), 6.25%, due 10/15/2021	2,460,000	2,529,864
Arconic, Inc., 5.40%, due 4/15/2021	1,748,000	1,783,572
CNH Industrial Capital, LLC, 4.375%, due 11/6/2020	1,900,000	1,905,269
Delta Air Lines, Inc., 3.625%, due 3/15/2022	2,260,000	2,017,121
		8,235,826
Information Technology — 4.8%
Dell International, LLC/EMC Corporation, 5.875%, due 6/15/2021 (a)	1,483,000	1,483,000
EMC Corporation, 3.375%, due 6/1/2023	824,000	819,880
Seagate HDD Cayman, 4.75%, due 6/1/2023	2,230,000	2,326,545
		4,629,425
Materials — 12.1%
Ball Corporation, 5.00%, due 3/15/2022	2,460,000	2,576,850
Clearwater Paper Corporation, 4.50%, due 2/1/2023	855,000	831,488
Crown Americas Capital Corporation IV, 4.50%, due 1/15/2023	2,460,000	2,521,992
Freeport-McMoran Copper & Gold, Inc., 3.875%, due 3/15/2023	2,385,000	2,386,908
Mercer International, Inc., 6.50%, due 2/1/2024	973,000	907,322
PolyOne Corporation, 5.25%, due 3/15/2023	2,300,000	2,392,000
		11,616,560
Real Estate — 2.0%
iStar, Inc., 4.75%, due 10/1/2024	2,305,000	1,924,675

28	See accompanying notes to financial statements.

CHARTWELL SHORT DURATION HIGH YIELD FUND SCHEDULE OF INVESTMENTS (Continued)
CORPORATE BONDS — 94.3% (Continued)	Par Value	Value
Utilities — 2.6%
AES Corporation, 4.00%, due 3/15/2021	2,470,000	$2,470,000

Total Corporate Bonds (Cost $94,434,670)		$90,815,812

MONEY MARKET FUNDS — 0.1%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.14% (b) (Cost $125,683)	125,683	$125,683

Investments at Value — 94.4% (Cost $94,560,353)		$90,941,495

Other Assets in Excess of Liabilities — 5.6%		5,350,650

Net Assets — 100.0%		$96,292,145

(a)

144A - Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutitional buyers. The total value of such securities is $7,742,272 as of April 30, 2020, representing 8.0% of net assets.

(b)	The rate shown is the 7-day effective yield as of April 30, 2020.

See accompanying notes to financial statements.	29

CHARTWELL SHORT DURATION HIGH YIELD FUND
SUMMARY OF INVESTMENTS
As of April 30, 2020 (Unaudited)

Security Type / Sector	Percent of Net Assets
Corporate Bonds
Financials	20.0%
Consumer Discretionary	12.2%
Materials	12.1%
Communication Services	10.8%
Health Care	9.5%
Energy	9.3%
Industrials	8.5%
Information Technology	4.8%
Utilities	2.6%
Consumer Staples	2.5%
Real Estate	2.0%
Total Corporate Bonds	94.3%
Money Market Funds	0.1%
Investments	94.4%
Other Assets in Excess of Liabilities	5.6%
Net Assets	100.0%

CHARTWELL SMALL CAP GROWTH FUND SCHEDULE OF INVESTMENTS April 30, 2020 (Unaudited)
COMMON STOCKS — 96.5%	Shares	Value
Communication Services — 3.4%
Diversified Telecommunication Services — 2.5%
Bandwidth, Inc. – Class A (a)	4,590	$374,361
Cogent Communications Holdings, Inc.	999	83,746
		458,107
Entertainment — 0.9%
Liberty Media Corporation - Liberty Braves - Series C (a)	2,418	48,577
Zynga, Inc. - Class A (a)	15,859	119,577
		168,154
Consumer Discretionary — 9.1%
Hotels, Restaurants & Leisure — 2.1%
Bloomin’ Brands, Inc.	9,478	114,210
Extended Stay America, Inc.	12,172	132,309
Planet Fitness, Inc. - Class A (a)	2,375	143,284
		389,803
Household Durables — 3.0%
Helen of Troy Ltd. (a)	2,455	403,308
KB Home	5,767	151,326
		554,634
Specialty Retail — 1.3%
Five Below, Inc. (a)	1,181	106,479
Lithia Motors, Inc. - Class A	1,253	138,532
		245,011
Textiles, Apparel & Luxury Goods — 2.7%
Deckers Outdoor Corporation (a)	3,312	492,693

Consumer Staples — 2.9%
Beverages — 2.0%
Boston Beer Company, Inc. (The) - Class A (a)	813	379,273

Food & Staples Retailing — 0.9%
Casey’s General Stores, Inc.	1,071	162,160

Financials — 2.0%
Banks — 1.4%
CenterState Bank Corporation	9,616	167,222
Western Alliance Bancorporation	2,325	83,421
		250,643
Insurance — 0.6%
Palomar Holdings, Inc. (a)	1,948	113,958

See accompanying notes to financial statements.	31

CHARTWELL SMALL CAP GROWTH FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 96.5% (Continued)	Shares	Value
Health Care — 36.7%
Biotechnology — 8.9%
ACADIA Pharmaceuticals, Inc. (a)	3,204	$154,785
Acceleron Pharma, Inc. (a)	787	71,247
Amarin Corporation plc - ADR (a)	18,304	139,293
Arena Pharmaceuticals, Inc. (a)	3,865	189,269
Castle Biosciences, Inc. (a)	2,380	73,613
ChemoCentryx, Inc. (a)	3,711	196,720
Inovio Pharmaceuticals, Inc. (a)	4,288	51,585
Iovance Biotherapeutics, Inc. (a)	7,580	243,697
Krystal Biotech, Inc. (a)	2,994	141,287
Kura Oncology, Inc. (a)	2,974	43,272
Natera, Inc. (a)	5,403	200,127
PTC Therapeutics, Inc. (a)	1,082	55,096
Turning Point Therapeutics, Inc. (a)	928	47,801
Zymeworks, Inc. (a)	1,083	39,562
		1,647,354
Health Care Equipment & Supplies — 14.7%
AtriCure, Inc. (a)	2,662	114,786
Haemonetics Corporation (a)	1,539	175,107
ICU Medical, Inc. (a)	3,205	702,889
Insulet Corporation (a)	2,948	588,775
Merit Medical Systems, Inc. (a)	8,200	334,724
NovoCure Ltd. (a)	2,794	183,845
Quidel Corporation (a)	1,897	263,683
Silk Road Medical, Inc. (a)	2,348	98,334
Tandem Diabetes Care, Inc. (a)	3,230	257,689
		2,719,832
Health Care Providers & Services — 2.8%
Addus HomeCare Corporation (a)	3,385	274,252
LHC Group, Inc. (a)	1,828	237,622
		511,874
Health Care Technology — 0.6%
Teladoc Health, Inc. (a)	730	120,151

Life Sciences Tools & Services — 3.3%
ICON plc (a)	3,863	619,896

32	See accompanying notes to financial statements.

CHARTWELL SMALL CAP GROWTH FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 96.5% (Continued)	Shares	Value
Health Care — 36.7% (Continued)
Pharmaceuticals — 6.4%
Axsome Therapeutics, Inc. (a)	1,131	$107,479
Catalent, Inc. (a)	3,978	275,079
Horizon Therapeutics plc (a)	16,044	578,226
MyoKardia, Inc. (a)	1,820	114,332
Odonate Therapeutics, Inc. (a)	1,963	55,258
Relmada Therapeutics, Inc. (a)	1,101	46,198
		1,176,572
Industrials — 16.2%
Aerospace & Defense — 0.7%
Aerojet Rocketdyne Holdings, Inc. (a)	3,334	137,161

Building Products — 2.9%
Advanced Drainage Systems, Inc.	6,123	248,227
Builders FirstSource, Inc. (a)	6,986	128,193
Trex Company, Inc. (a)	1,669	158,922
		535,342
Commercial Services & Supplies — 3.7%
Clean Harbors, Inc. (a)	1,527	81,588
IAA, Inc. (a)	4,954	191,224
Mobile Mini, Inc.	9,326	266,444
UniFirst Corporation	801	134,688
		673,944
Electrical Equipment — 1.6%
Generac Holdings, Inc. (a)	2,965	288,910

Machinery — 1.9%
Oshkosh Corporation	3,798	256,479
RBC Bearings, Inc. (a)	739	93,616
		350,095
Professional Services — 3.6%
FTI Consulting, Inc. (a)	5,214	664,055

Trading Companies & Distributors — 1.8%
H&E Equipment Services, Inc.	4,813	78,259
SiteOne Landscape Supply, Inc. (a)	2,942	260,750
		339,009

See accompanying notes to financial statements.	33

CHARTWELL SMALL CAP GROWTH FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 96.5% (Continued)	Shares	Value
Information Technology — 18.1%
IT Services — 3.7%
EVO Payments, Inc. - Class A (a)	9,453	$188,209
Genpact Ltd.	4,730	162,854
ManTech International Corporation - Class A	2,596	193,558
Perficient, Inc. (a)	4,014	139,807
		684,428
Semiconductors & Semiconductor Equipment — 3.2%
Enphase Energy, Inc. (a)	1,998	93,566
MACOM Technology Solutions Holdings, Inc. (a)	5,922	181,569
Monolithic Power Systems, Inc.	1,565	312,859
		587,994
Software — 11.2%
Everbridge, Inc. (a)	1,360	151,477
Five9, Inc. (a)	3,767	349,088
Manhattan Associates, Inc. (a)	2,013	142,802
Nutanix, Inc. - Class A (a)	29,311	600,582
PagerDuty, Inc. (a)	4,387	92,610
Ping Identity Holding Corporation (a)	1,928	48,046
Proofpoint, Inc. (a)	2,753	335,123
Rapid7, Inc. (a)	7,719	351,600
		2,071,328
Real Estate — 8.1%
Equity Real Estate Investment Trusts (REITs) — 8.1%
American Campus Communities, Inc.	8,504	300,106
Americold Realty Trust	5,925	181,246
MGM Growth Properties, LLC - Class A	7,496	188,674
NexPoint Residential Trust, Inc.	3,168	95,262
Physicians Realty Trust	16,273	250,929
QTS Realty Trust, Inc. - Class A	3,973	248,432
STAG Industrial, Inc.	9,048	237,510
		1,502,159

Total Common Stocks (Cost $15,969,382)		$17,844,540

34	See accompanying notes to financial statements.

CHARTWELL SMALL CAP GROWTH FUND SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS — 5.0%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.14% (b) (Cost $928,505)	928,505	$928,505

Investments at Value — 101.5% (Cost $16,897,887)		$18,773,045

Liabilities in Excess of Other Assets — (1.5%)		(270,967)

Net Assets — 100.0%		$18,502,078

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of April 30, 2020.
ADR – American Depositary Receipt

See accompanying notes to financial statements.	35

CHARTWELL SMALL CAP GROWTH FUND
SUMMARY OF INVESTMENTS
As of April 30, 2020 (Unaudited)

Security Type / Sector	Percent of Net Assets
Common Stocks
Health Care	36.7%
Information Technology	18.1%
Industrials	16.2%
Consumer Discretionary	9.1%
Real Estate	8.1%
Communication Services	3.4%
Consumer Staples	2.9%
Financials	2.0%
Total Common Stocks	96.5%
Money Market Funds	5.0%
Investments	101.5%
Liabilities in Excess of Other Assets	(1.5%)
Net Assets	100.0%

CHARTWELL FUNDS STATEMENTS OF ASSETS AND LIABILITIES April 30, 2020 (Unaudited)
	Chartwell Income Fund	Chartwell Mid Cap Value Fund	Chartwell Small Cap Value Fund
ASSETS
Investments at cost	$716,886,132	$24,956,823	$165,432,360
Investments at value (Notes 2 and 7)	$655,649,997	$21,632,268	$145,205,264
Cash	8,000,000	1,000,000	7,000,000
Receivable for capital shares sold	123,493	389,808	193,312
Receivable for investment securities sold	8,347,371	—	—
Receivable from Advisor (Note 3)	—	2,883	—
Dividends and interest receivable	4,901,124	7,403	60,757
Foreign tax reclaims receivable	65,432	—	—
Other assets	27,342	17,985	18,030
TOTAL ASSETS	677,114,759	23,050,347	152,477,363

LIABILITIES
Payable for capital shares redeemed	1,599,931	22,323	208,559
Payable for investment securities purchased	1,276,654	—	3,766,903
Payable to Advisor (Note 3)	342,213	—	70,123
Payable to administrator (Note 3)	25,300	3,700	7,400
Other accrued expenses	142,119	22,430	52,825
TOTAL LIABILITIES	3,386,217	48,453	4,105,810

NET ASSETS	$673,728,542	$23,001,894	$148,371,553

NET ASSETS CONSIST OF:
Paid-in capital	$750,189,879	$26,282,450	$169,033,861
Accumulated deficit	(76,461,337)	(3,280,556)	(20,662,308)
NET ASSETS	$673,728,542	$23,001,894	$148,371,553
Shares of beneficial interest outstanding (unlimited number of shares authorized, par value $0.01)	56,342,923	1,874,421	10,715,533
Net asset value, offering price and redemption price per share (Note 2)	$11.96	$12.27	$13.85

See accompanying notes to financial statements.	37

CHARTWELL FUNDS STATEMENTS OF ASSETS AND LIABILITIES April 30, 2020 (Unaudited) (Continued)
	Chartwell Short Duration High Yield Fund	Chartwell Small Cap Growth Fund
ASSETS
Investments at cost	$94,560,353	$16,897,887
Investments at value (Notes 2 and 7)	$90,941,495	$18,773,045
Cash	4,000,000	—
Receivable for investment securities sold	444,113	436,034
Receivable from Advisor (Note 3)	—	4,442
Dividends and interest receivable	1,182,573	1,766
Other assets	15,296	18,530
TOTAL ASSETS	96,583,477	19,233,817

LIABILITIES
Payable for capital shares redeemed	11	2,621
Payable for investment securities purchased	236,228	700,948
Payable to Advisor (Note 3)	20,765	—
Payable to administrator (Note 3)	6,200	3,600
Other accrued expenses	28,128	24,570
TOTAL LIABILITIES	291,332	731,739

NET ASSETS	$96,292,145	$18,502,078

NET ASSETS CONSIST OF:
Paid-in capital	$100,431,191	$17,119,701
Accumulated earnings (deficit)	(4,139,046)	1,382,377
NET ASSETS	$96,292,145	$18,502,078
Shares of beneficial interest outstanding (unlimited number of shares authorized, par value $0.01)	10,414,944	1,587,558
Net asset value, offering price and redemption price per share (Note 2)	$9.25	$11.65

38	See accompanying notes to financial statements.

CHARTWELL FUNDS STATEMENTS OF OPERATIONS For the Six Months Ended April 30, 2020 (Unaudited)
	Chartwell Income Fund	Chartwell Mid Cap Value Fund	Chartwell Small Cap Value Fund
INVESTMENT INCOME
Dividends	$3,585,221	$258,931	$1,445,008
Foreign withholding taxes on dividends	(3,508)	—	—
Interest	12,939,828	5,143	31,207
Securites lending income (Note 8)	10,305	4	854
TOTAL INVESTMENT INCOME	16,531,846	264,078	1,477,069

EXPENSES
Investment advisory fees (Note 3)	2,180,812	87,047	747,321
Transfer agent fees (Note 3)	298,339	8,699	98,446
Fund administration fees (Note 3)	193,491	23,859	52,510
Legal fees	48,787	1,311	9,380
Custodian and bank service fees	42,802	4,350	11,274
Registration and filing fees	21,630	14,739	15,379
Trustees’ fees and expenses (Note 3)	15,966	14,441	14,691
Insurance fees	30,276	593	5,393
Audit and tax services fees	9,650	9,650	9,650
Printing of shareholder reports	11,145	249	5,388
Other expenses	69,985	5,570	18,461
TOTAL EXPENSES	2,922,883	170,508	987,893
Less fee reductions by the Advisor (Note 3)	(140,465)	(66,202)	(117,401)
NET EXPENSES	2,782,418	104,306	870,492

NET INVESTMENT INCOME	13,749,428	159,772	606,577

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) on investment transactions	(6,354,125)	11,558	3,697,120
Net change in unrealized appreciation (depreciation) on investments	(82,100,241)	(4,796,497)	(47,360,476)
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS	(88,454,366)	(4,784,939)	(43,663,356)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(74,704,938)	$(4,625,167)	$(43,056,779)

See accompanying notes to financial statements.	39

CHARTWELL FUNDS STATEMENTS OF OPERATIONS For the Six Months Ended April 30, 2020 (Unaudited) (Continued)
	Chartwell Short Duration High Yield Fund	Chartwell Small Cap Growth Fund
INVESTMENT INCOME
Dividends	$3,696	$43,791
Interest	1,858,301	2,370
Securites lending income (Note 8)	1,653	910
TOTAL INVESTMENT INCOME	1,863,650	47,071

EXPENSES
Investment advisory fees (Note 3)	188,100	85,552
Fund administration fees (Note 3)	38,097	23,251
Registration and filing fees	18,226	13,682
Trustees’ fees and expenses (Note 3)	14,551	14,435
Transfer agent fees (Note 3)	5,511	15,699
Audit and tax services fees	9,650	9,650
Custodian and bank service fees	6,530	4,754
Legal fees	5,378	5,881
Insurance fees	1,902	508
Printing of shareholder reports	174	405
Other expenses	12,263	6,351
TOTAL EXPENSES	300,382	180,168
Less fee reductions by the Advisor (Note 3)	(70,113)	(74,639)
NET EXPENSES	230,269	105,529

NET INVESTMENT INCOME (LOSS)	1,633,381	(58,458)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) on investment transactions	70,230	(252,769)
Net change in unrealized appreciation (depreciation) on investments	(4,211,118)	119,216
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS	(4,140,888)	(133,553)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,507,507)	$(192,011)

40	See accompanying notes to financial statements.

CHARTWELL INCOME FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
FROM OPERATIONS
Net investment income	$13,749,428	$37,293,015
Net realized gains (losses) from investment transactions	(6,354,125)	679,622
Net change in unrealized appreciation (depreciation) on investments	(82,100,241)	49,852,893
Net increase (decrease) in net assets resulting from operations	(74,704,938)	87,825,530

DISTRIBUTIONS TO SHAREHOLDERS (Notes 2 and 4)	(14,287,956)	(82,348,018)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	30,756,379	165,835,797
Reinvestment of distributions to shareholders	13,830,014	79,458,128
Proceeds from redemption fees collected (Note 2)	2,432	14,167
Payments for shares redeemed	(312,115,015)	(710,832,878)
Net decrease in net assets from capital share transactions	(267,526,190)	(465,524,786)

TOTAL DECREASE IN NET ASSETS	(356,519,084)	(460,047,274)

NET ASSETS
Beginning of period	1,030,247,626	1,490,294,900
End of period	$673,728,542	$1,030,247,626

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares sold	2,350,058	12,783,350
Shares issued in reinvestment of distributions to shareholders	1,082,918	6,236,576
Shares redeemed	(24,776,765)	(54,373,349)
Net decrease in shares outstanding	(21,343,789)	(35,353,423)
Shares outstanding, beginning of period	77,686,712	113,040,135
Shares outstanding, end of period	56,342,923	77,686,712

See accompanying notes to financial statements.	41

CHARTWELL MID CAP VALUE FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
FROM OPERATIONS
Net investment income	$159,772	$268,409
Net realized gains from investment transactions	11,558	167,581
Net change in unrealized appreciation (depreciation) on investments	(4,796,497)	2,176,985
Net increase (decrease) in net assets resulting from operations	(4,625,167)	2,612,975

DISTRIBUTIONS TO SHAREHOLDERS (Notes 2 and 4)	(502,601)	(1,644,533)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	6,833,800	5,932,732
Reinvestment of distributions to shareholders	501,860	1,317,111
Payments for shares redeemed	(4,909,530)	(7,836,397)
Net increase (decrease) in net assets from capital share transactions	2,426,130	(586,554)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,701,638)	381,888

NET ASSETS
Beginning of period	25,703,532	25,321,644
End of period	$23,001,894	$25,703,532

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares sold	528,890	397,719
Shares issued in reinvestment of distributions to shareholders	32,150	102,260
Shares redeemed	(341,032)	(525,594)
Net increase (decrease) in shares outstanding	220,008	(25,615)
Shares outstanding, beginning of period	1,654,413	1,680,028
Shares outstanding, end of period	1,874,421	1,654,413

42	See accompanying notes to financial statements.

CHARTWELL SMALL CAP VALUE FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
FROM OPERATIONS
Net investment income	$606,577	$1,356,756
Net realized gains from investment transactions	3,697,120	730,657
Net change in unrealized appreciation (depreciation) on investments	(47,360,476)	11,242,254
Net increase (decrease) in net assets resulting from operations	(43,056,779)	13,329,667

DISTRIBUTIONS TO SHAREHOLDERS (Notes 2 and 4)	(6,288,627)	(15,260,911)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	43,477,191	33,091,902
Reinvestment of distributions to shareholders	4,682,566	12,900,047
Proceeds from redemption fees collected (Note 2)	6	1,176
Payments for shares redeemed	(23,195,324)	(100,088,621)
Net increase (decrease) in net assets from capital share transactions	24,964,439	(54,095,496)

TOTAL DECREASE IN NET ASSETS	(24,380,967)	(56,026,740)

NET ASSETS
Beginning of period	172,752,520	228,779,260
End of period	$148,371,553	$172,752,520

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares sold	2,770,566	1,875,120
Shares issued in reinvestment of distributions to shareholders	247,624	818,012
Shares redeemed	(1,556,494)	(5,616,035)
Net increase (decrease) in shares outstanding	1,461,696	(2,922,903)
Shares outstanding, beginning of period	9,253,837	12,176,740
Shares outstanding, end of period	10,715,533	9,253,837

See accompanying notes to financial statements.	43

CHARTWELL SHORT DURATION HIGH YIELD FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
FROM OPERATIONS
Net investment income	$1,633,381	$2,951,955
Net realized gains from investment transactions	70,230	209,404
Net change in unrealized appreciation (depreciation) on investments	(4,211,118)	1,442,190
Net increase (decrease) in net assets resulting from operations	(2,507,507)	4,603,549

DISTRIBUTIONS TO SHAREHOLDERS (Notes 2 and 4)	(1,633,082)	(2,983,171)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	11,289,838	28,495,123
Reinvestment of distributions to shareholders	1,601,352	2,784,881
Proceeds from redemption fees collected (Note 2)	13	2
Payments for shares redeemed	(4,372,892)	(16,521,718)
Net increase in net assets from capital share transactions	8,518,311	14,758,288

TOTAL INCREASE IN NET ASSETS	4,377,722	16,378,666

NET ASSETS
Beginning of period	91,914,423	75,535,757
End of period	$96,292,145	$91,914,423

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares sold	1,216,398	2,956,306
Shares issued in reinvestment of distributions to shareholders	169,109	289,630
Shares redeemed	(470,153)	(1,716,129)
Net increase in shares outstanding	915,354	1,529,807
Shares outstanding, beginning of period	9,499,590	7,969,783
Shares outstanding, end of period	10,414,944	9,499,590

44	See accompanying notes to financial statements.

CHARTWELL SMALL CAP GROWTH FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
FROM OPERATIONS
Net investment loss	$(58,458)	$(80,098)
Net realized losses from investment transactions	(252,769)	(47,099)
Net change in unrealized appreciation (depreciation) on investments	119,216	844,833
Net increase (decrease) in net assets resulting from operations	(192,011)	717,636

DISTRIBUTIONS TO SHAREHOLDERS (Notes 2 and 4)	(7,527)	(70,964)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	515,446	3,964,802
Reinvestment of distributions to shareholders	7,527	70,764
Proceeds from redemption fees collected (Note 2)	2	1
Payments for shares redeemed	(2,457,984)	(1,866,199)
Net increase (decrease) in net assets from capital share transactions	(1,935,009)	2,169,368

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,134,547)	2,816,040

NET ASSETS
Beginning of period	20,636,625	17,820,585
End of period	$18,502,078	$20,636,625

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares sold	41,524	362,801
Shares issued in reinvestment of distributions to shareholders	584	7,048
Shares redeemed	(206,947)	(160,368)
Net increase (decrease) in shares outstanding	(164,839)	209,481
Shares outstanding, beginning of period	1,752,397	1,542,916
Shares outstanding, end of period	1,587,558	1,752,397

See accompanying notes to financial statements.	45

CHARTWELL INCOME FUND FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31, 2019	Year Ended October 31, 2018
Net asset value at beginning of period	$13.26		$13.18	$13.80

Income (loss) from investment operations:
Net investment income	0.21		0.41	0.31
Net realized and unrealized gains (losses) on affiliated and unaffiliated investments	(1.29)		0.50	(0.19)
Total from investment operations	(1.08)		0.91	0.12

Less distributions:
From net investment income	(0.22)		(0.44)	(0.30)
From net realized gains on investments	—		(0.39)	(0.44)
Total distributions	(0.22)		(0.83)	(0.74)

Proceeds from redemption fees collected (Note 2)	0.00	(a)	0.00 (a)	0.00 (a)

Net asset value at end of period	$11.96		$13.26	$13.18

Total return (b)	(8.26	%)(c)	7.22%	0.88%

Ratios/Supplementary data:
Net assets at end of period (000,000’s)	$674		$1,030	$1,490

Ratio of total expenses to average net assets:
Before fees reduced	0.67	%(d)	0.66%	0.68%
After fees reduced (e)	0.64	%(d)	0.64%	0.64%
Ratio of net investment income to average net assets:
Before fees reduced	3.13	%(d)	2.93%	2.26%
After fees reduced (e)	3.16	%(d)	2.95%	2.29%

Portfolio turnover rate	40	%(c)	137%	75%

(a)	Amount rounds to less than $0.01 per share.
(b)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if the Advisor had not reduced advisory fees and reimbursed expenses.

(c)	Not annualized.
(d)	Annualized.
(e)

Effective May 1, 2016, the Advisor had contractually agreed to reduce it’s fees and/or pay for operating expenses of the Fund to ensure that total annual operating expenses do not exceed 0.64% of the average daily net assets of the Fund (Note 3).

46	See accompanying notes to financial statements.

CHARTWELL INCOME FUND FINANCIAL HIGHLIGHTS (Continued)
Per Share Data for a Share Outstanding Throughout Each Period
	Year Ended October 31, 2017		For the Period January 1, 2016 through October 31, 2016*		Year Ended December 31, 2015		Year Ended December 31, 2014
Net asset value at beginning of period	$13.64		$12.85		$13.61		$14.01

Income (loss) from investment operations:
Net investment income	0.24	(a)	0.19	(a)	0.31		0.32
Net realized and unrealized gains (losses) on affiliated and unaffiliated investments	0.29		0.79		(0.76)		0.15
Total from investment operations	0.53		0.98		(0.45)		0.47

Less distributions:
From net investment income	(0.22)		(0.19)		(0.31)		(0.34)
From net realized gains on investments	(0.15)		—		(0.00	)(b)	(0.53)
Total distributions	(0.37)		(0.19)		(0.31)		(0.87)

Proceeds from redemption fees collected (Note 2)	0.00	(b)	0.00	(b)	0.00	(b)	0.00 (b)

Net asset value at end of period	$13.80		$13.64		$12.85		$13.61

Total return (c)	3.98%		7.68	%(d)	(3.30	%)(e)	3.32%

Ratios/Supplementary data:
Net assets at end of period (000,000’s)	$1,672		$1,711		$1,742		$2,573

Ratio of total expenses to average net assets:
Before fees reduced	0.67%		0.67	%(f)	0.64%		0.61%
After fees reduced	0.64	%(g)	0.66	%(f)(g)	0.64%		0.61%
Ratio of net investment income to average net assets:
Before fees reduced	1.75%		1.74	%(f)	2.18%		2.28%
After fees reduced	1.78	%(g)	1.75	%(f)(g)	2.18%		2.28%

Portfolio turnover rate	69%		72	%(d)	45%		45%

*	Fiscal year changed to October 31, effective September 30, 2016.
(a)	Based on average daily shares outstanding.
(b)	Amount rounds to less than $0.01 per share.
(c)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if the Advisor had not reduced advisory fees and reimbursed expenses.

(d)	Not annualized.
(e)

The Fund received payment from the Advisor of $1,601,595 for losses realized in the disposal of investments purchased in violation of investment restrictions, which otherwise would have reduced the total return by 0.07%.

(f)	Annualized.
(g)

Effective May 1, 2016, the Advisor had contractually agreed to reduce it’s fees and/or pay for operating expenses of the Fund to ensure that total annual operating expenses do not exceed 0.64% of the average daily net assets of the Fund (Note 3).

See accompanying notes to financial statements.	47

CHARTWELL MID CAP VALUE FUND FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31, 2019		Year Ended October 31, 2018		Year Ended October 31, 2017
Net asset value at beginning of period	$15.54		$15.07		$18.55		$15.46

Income (loss) from investment operations:
Net investment income	0.10		0.17		0.11		0.16 (a)
Net realized and unrealized gains (losses) on investment transactions	(3.04)		1.34		0.03		3.48
Total from investment operations	(2.94)		1.51		0.14		3.64

Less distributions:
From net investment income	(0.18)		(0.11)		(0.14)		(0.25)
From net realized gains on investments	(0.15)		(0.93)		(3.48)		(0.30)
Total distributions	(0.33)		(1.04)		(3.62)		(0.55)

Proceeds from redemption fees collected (Note 2)	—		—		—		0.00 (b)

Net asset value at end of period	$12.27		$15.54		$15.07		$18.55

Total return (c)	(19.39	%)(d)	11.47%		(0.12%)		23.95%

Ratios/Supplementary data:
Net assets at end of period (000’s)	$23,002		$25,704		$25,322		$23,274

Ratio of total expenses to average net assets:
Before fees waived/reduced	1.47	%(e)	1.44%		1.57%		1.71%
After fees waived/reduced	0.90	%(e)	1.02	%(f)	1.05	%(g)	1.15%
Ratio of net investment income to average net assets:
Before fees waived/reduced	0.81	%(e)	0.67%		0.26%		0.37%
After fees waived/reduced	1.38	%(e)	1.09	%(f)	0.77	%(g)	0.93%

Portfolio turnover rate	22	%(d)	36%		65%		159%

(a)	Based on average daily shares outstanding.
(b)	Amount rounds to less than $0.01 per share.
(c)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower had the Advisor not reduced its fees or reimbursed expenses.

(d)	Not annualized.
(e)	Annualized.
(f)

Effective September 1, 2019, the Advisor contractually agreed to reduce its fees and/or reimburse other operating expenses of the Fund to ensure that total annual operating expenses do not exceed 0.90% of the average daily net assets of the Fund. Prior to September 1, 2019, the annual operating expense limitation was 1.05% (Note 3).

(g)

Effective November 6, 2017, the Advisor contractually agreed to reduce its fees and/or reimburse other operating expenses of the Fund to ensure that total annual operating expenses do not exceed 1.05% of the average daily net assets of the Fund. Prior to November 6, 2017, the annual operating expense limitation was 1.15% (Note 3).

48	See accompanying notes to financial statements.

CHARTWELL MID CAP VALUE FUND FINANCIAL HIGHLIGHTS (Continued)
Per Share Data for a Share Outstanding Throughout Each Period
	For the Period January 1, 2016 through October 31, 2016*		Year Ended December 31, 2015		Year Ended December 31, 2014
Net asset value at beginning of period	$13.31		$15.83		$17.62

Income (loss) from investment operations:
Net investment income	0.20	(a)	0.12		0.12
Net realized and unrealized gains (losses) on investment transactions	1.95		(2.52)		(0.28)
Total from investment operations	2.15		(2.40)		(0.16)

Less distributions:
From net investment income	—		(0.12)		(0.12)
From net realized gains on investments	—		—		(1.51)
Total distributions	—		(0.12)		(1.63)

Proceeds from redemption fees collected (Note 2)	0.00	(b)	0.00	(b)	0.00	(b)

Net asset value at end of period	$15.46		$13.31		$15.83

Total return (c)	16.15	%(d)	(15.16%)		(0.97%)

Ratios/Supplementary data:
Net assets at end of period (000’s)	$18,712		$16,817		$21,596

Ratio of total expenses to average net assets:
Before fees reduced and other expenses absorbed	2.03	%(e)	1.81%		1.68%
After fees reduced and other expenses absorbed	1.19	%(e)(f)	1.25	%(g)	1.25	%(g)
Ratio of net investment income to average net assets:
Before fees reduced and other expenses absorbed	0.81	%(e)	0.24%		0.28%
After fees reduced and other expenses absorbed	1.65	%(e)(f)	0.80	%(g)	0.71	%(g)

Portfolio turnover rate	38	%(d)	30%		38%

*	Fiscal year changed to October 31, effective September 31, 2016.
(a)	Based on average daily shares outstanding.
(b)	Amount rounds to less than $0.01 per share.
(c)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower had the Advisor not reduced its fees or reimbursed expenses.

(d)	Not annualized.
(e)	Annualized.
(f)

The Advisor voluntarily agreed to waive a portion of its fees and/or reimburse the Fund for expenses above 1.15% through June 30, 2017. Prior to May 1, 2016, the annual operating expense limitation was 1.25%.

(g)	The Advisor voluntarily agreed to waive a portion of its fees and/or reimburse the Fund for expenses above 1.25%.

See accompanying notes to financial statements.	49

CHARTWELL SMALL CAP VALUE FUND FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31, 2019	Year Ended October 31, 2018
Net asset value at beginning of period	$18.67		$18.79	$20.07

Income (loss) from investment operations:
Net investment income	0.06		0.13	0.06
Net realized and unrealized gains (losses) on investment transactions	(4.20)		1.04	(0.45)
Total from investment operations	(4.14)		1.17	(0.39)

Less distributions:
From net investment income	(0.14)		(0.07)	(0.05)
From net realized gains on investments	(0.54)		(1.22)	(0.84)
Total distributions	(0.68)		(1.29)	(0.89)

Proceeds from redemption fees collected (Note 2)	0.00	(a)	0.00 (a)	0.00 (a)

Net asset value at end of period	$13.85		$18.67	$18.79

Total return (b)	(23.15	%)(c)	7.54%	(2.18%)

Ratios/Supplementary data:
Net assets at end of period (000’s)	$148,372		$172,752	$228,779

Ratio of total expenses to average net assets:
Before fees reduced and other expenses absorbed	1.19	%(d)	1.07%	1.08%
After fees reduced and other expenses absorbed (e)	1.05	%(d)	1.05%	1.05%
Ratio of net investment income to average net assets:
Before fees reduced and other expenses absorbed	0.59	%(d)	0.67%	0.25%
After fees reduced and other expenses absorbed (e)	0.73	%(d)	0.69%	0.28%

Portfolio turnover rate	16	%(c)	30%	19%

(a)	Amount rounds to less than $0.01 per share.
(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns would have been lower had the Advisor not reduced its fees or reimbursed expenses.

(c)	Not annualized.
(d)	Annualized.
(e)

The Advisor has contractually agreed to reduce its fees and/or reimburse other expenses of the Fund to ensure that the total annual operating expenses do not exceed 1.05% of average daily net assets (Note 3).

50	See accompanying notes to financial statements.

CHARTWELL SMALL CAP VALUE FUND FINANCIAL HIGHLIGHTS (Continued)
Per Share Data for a Share Outstanding Throughout Each Year
	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015
Net asset value at beginning of year	$16.25	$15.38	$16.30

Income (loss) from investment operations:
Net investment income (a)	0.05	0.10	0.10
Net realized and unrealized gains (losses) on investment transactions	3.86	0.89	(0.59)
Total from investment operations	3.91	0.99	(0.49)

Less distributions:
From net investment income	(0.09)	(0.11)	(0.05)
From net realized gains on investments	—	(0.01)	(0.38)
Total distributions	(0.09)	(0.12)	(0.43)

Proceeds from redemption fees collected (Note 2)	0.00 (b)	0.00 (b)	0.00 (b)

Net asset value at end of year	$20.07	$16.25	$15.38

Total return (c)	24.09%	6.51%	(3.06%)

Ratios/Supplementary data:
Net assets at end of year (000’s)	$165,538	$162,782	$148,071

Ratio of total expenses to average net assets:
Before fees reduced and other expenses absorbed	1.14%	1.30%	1.48%
After fees reduced and other expenses absorbed (d)	1.05%	1.05%	1.05%
Ratio of net investment income to average net assets:
Before fees reduced and other expenses absorbed	0.18%	0.42%	0.17%
After fees reduced and other expenses absorbed (d)	0.27%	0.67%	0.60%

Portfolio turnover rate	39%	22%	21%

(a)	Based on average shares outstanding.
(b)	Amount rounds to less than $0.01 per share.
(c)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns would have been lower had the Advisor not reduced its fees or reimbursed expenses.

(d)

The Advisor has contractually agreed to reduce its fees and/or reimburse other expenses of the Fund to ensure that the total annual operating expenses do not exceed 1.05% of average daily net assets (Note 3).

See accompanying notes to financial statements.	51

CHARTWELL SHORT DURATION HIGH YIELD FUND FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31, 2019	Year Ended October 31, 2018
Net asset value at beginning of period	$9.68		$9.48	$9.72

Income (loss) from investment operations:
Net investment income	0.16		0.35	0.29
Net realized and unrealized gains (losses) on investment transactions	(0.43)		0.20	(0.24)
Total from investment operations	(0.27)		0.55	0.05

Less distributions:
From net investment income	(0.16)		(0.35)	(0.29)
From net realized gains on investments	—		—	—
Total distributions	(0.16)		(0.35)	(0.29)

Proceeds from redemption fees collected (Note 2)	0.00	(a)	0.00 (a)	—

Net asset value at end of period	$9.25		$9.68	$9.48

Total return (b)	(2.78	%)(c)	5.89%	0.55%

Ratios/Supplementary data:
Net assets at end of period (000’s)	$96,292		$91,914	$75,536

Ratio of total expenses to average net assets:
Before fees reduced and other expenses absorbed	0.64	%(d)	0.67%	0.80%
After fees reduced and other expenses absorbed (e)	0.49	%(d)	0.49%	0.49%
Ratio of net investment income to average net assets:
Before fees reduced and other expenses absorbed	3.33	%(d)	3.44%	2.84%
After fees reduced and other expenses absorbed (e)	3.48	%(d)	3.62%	3.15%

Portfolio turnover rate	43	%(c)	41%	26%

(a)	Amount rounds to less than $0.01 per share.
(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns would have been lower had the Advisor not reduced its fees or reimbursed expenses.

(c)	Not annualized.
(d)	Annualized.
(e)

Effective August 11, 2017, the Advisor contractually agreed to reduce its fees and/or absorb expenses of the Fund to ensure that the total annual operating expenses do not exceed 0.49% of average daily net assets. Prior to August 11, 2017, the annual operating expense limit was 0.65% (Note 3).

52	See accompanying notes to financial statements.

CHARTWELL SHORT DURATION HIGH YIELD FUND FINANCIAL HIGHLIGHTS (Continued)
Per Share Data for a Share Outstanding Throughout Each Year
	Year Ended October 31, 2017		Year Ended October 31, 2016	Year Ended October 31, 2015
Net asset value at beginning of year	$9.62		$9.58	$9.92

Income (loss) from investment operations:
Net investment income (a)	0.31		0.33	0.29
Net realized and unrealized gains (losses) on investment transactions	0.11		0.06	(0.35)
Total from investment operations	0.42		0.39	(0.06)

Less distributions:
From net investment income	(0.32)		(0.33)	(0.28)
From net realized gains on investments	—		(0.02)	—
Total distributions	(0.32)		(0.35)	(0.28)

Proceeds from redemption fees collected (Note 2)	—		—	—

Net asset value at end of year	$9.72		$9.62	$9.58

Total return (b)	4.42%		4.29%	(0.61%)

Ratios/Supplementary data:
Net assets at end of year (000’s)	$35,191		$21,349	$19,571

Ratio of total expenses to average net assets:
Before fees reduced and other expenses absorbed	1.16%		1.50%	2.15%
After fees reduced and other expenses absorbed (c)	0.61	%(e)	0.65%	0.52	%(d)
Ratio of net investment income to average net assets:
Before fees reduced and other expenses absorbed	2.70%		2.66%	1.32%
After fees reduced and other expenses absorbed (c)	3.25	%(e)	3.51%	2.95	%(d)

Portfolio turnover rate	62%		52%	40%

(a)	Based on average shares outstanding.
(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns would have been lower had the Advisor not reduced its fees or reimbursed expenses.

(c)

Effective August 11, 2017, the Advisor contractually agreed to reduce its fees and/or absorb expenses of the Fund to ensure that the total annual operating expenses do not exceed 0.49% of average daily net assets. Prior to August 11, 2017, the annual operating expense limit was 0.65% (Note 3).

(d)

The Advisor reduced its investment advisory fees and paid all of the Fund’s operating expenses through January 15, 2015. For the period January 16, 2015 through March 6, 2015, the Advisor agreed to an initial expense limitation which increased by 0.02% per day until the Fund reached its full contractual expense limitation.

See accompanying notes to financial statements.	53

CHARTWELL SMALL CAP GROWTH FUND FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31, 2019	Year Ended October 31, 2018		For the Period June 16, 2017* through October 31, 2017
Net asset value at beginning of period	$11.78		$11.55	$10.69		$10.00

Income (loss) from investment operations:
Net investment loss	(0.04)		(0.04)	(0.04)		(0.03	%)(a)
Net realized and unrealized gains (losses) on investment transactions	(0.09)		0.32	0.90		0.72
Total from investment operations	(0.13)		0.28	0.86		0.69

Less distributions:
From net investment income	—		—	(0.00	)(b)	—
From net realized gains on investments	(0.00	)(b)	(0.05)	—		—
Total distributions	(0.00	)(b)	(0.05)	(0.00	)(b)	—

Proceeds from redemption fees collected (Note 2)	0.00	(b)	0.00 (b)	—		—

Net asset value at end of period	$11.65		$11.78	$11.55		$10.69

Total return (c)	(1.07	%)(d)	2.46%	8.07%		6.90	%(d)

Ratios/Supplementary data:
Net assets at end of period (000’s)	$18,502		$20,637	$17,821		$6,744

Ratio of total expenses to average net assets:
Before fees waived/reduced and other expenses absorbed	1.79	%(e)	1.64%	2.15%		11.54	%(e)
After fees waived/reduced and other expenses absorbed (f)	1.05	%(e)	1.05%	1.05%		1.25	%(e)
Ratio of net investment loss to average net assets:
Before fees waived/reduced and other expenses absorbed	(1.32	%)(e)	(0.98%)	(1.56%)		(11.12	%)(e)
After fees waived/reduced and other expenses absorbed (f)	(0.58	%)(e)	(0.39%)	(0.45%)		(0.83	%)(e)

Portfolio turnover rate	49	%(d)	104%	97%		43	%(d)

*	Commencement of operations.
(a)	Based on average shares outstanding.
(b)	Amount rounds to less than $0.01 per share.
(c)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns would have been lower had the Advisor not reduced its fees and reimbursed expenses.

(d)	Not annualized.
(e)	Annualized.
(f)

Effective November 6, 2017, the Advisor contractually agreed to reduce its fees and/or pay for operating expenses of the Fund to ensure that total annual operating expenses do not exceed 1.05% of the average daily net assets of the Fund. Prior to November 6, 2017, the annual operating expense limitation was 1.25% (Note 3).

54	See accompanying notes to financial statements.

CHARTWELL FUNDS
NOTES TO FINANCIAL STATEMENTS
April 30, 2020 (Unaudited)

Note 1 – Organization

Chartwell Income Fund (formerly Berwyn Income Fund), Chartwell Mid Cap Value Fund, Chartwell Small Cap Value Fund, Chartwell Short Duration High Yield Fund and Chartwell Small Cap Growth Fund (each a “Fund” and collectively the “Funds”) are each a diversified series of The Chartwell Funds, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

Chartwell Income Fund’s primary investment objective is to provide investors with current income; seeking to preserve capital is a secondary consideration. The Fund commenced investment operations on September 3, 1987.

Chartwell Mid Cap Value Fund’s primary investment objective is to achieve long-term capital appreciation. The Fund commenced investment operations on May 1, 2002.

Chartwell Small Cap Value Fund’s primary investment objective is to seek long-term capital appreciation. The Fund commenced investment operations on March 16, 2012.

Chartwell Short Duration High Yield Fund’s primary investment objective is to seek income and long-term capital appreciation. The Fund commenced investment operations on July 15, 2014.

Chartwell Small Cap Growth Fund’s primary investment objective is to seek long-term capital appreciation. The Fund commenced investment operations on June 16, 2017.

Note 2 – Significant Accounting Policies

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies.” The following is a summary of the Funds’ significant accounting policies. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)	Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the New York Stock Exchange on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price. Investments in open-end investment companies are valued at the daily closing net asset value (“NAV”) of the respective investment company. Debt securities are typically valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general

CHARTWELL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which a Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by Chartwell Investment Partners, LLC (the “Advisor”) as defined in Note 3, subject to review and approval by the Advisor’s Portfolio Pricing Committee (“APPC”), pursuant to procedures adopted by the Board of Trustees. The actions of the APPC are subsequently reviewed by the Board at its next regularly scheduled board meeting. The APPC meets as needed. The APPC is comprised of personnel of the Advisor (CFO, COO, CCO, the applicable portfolio manager or lead analyst).

(b)	Share Valuation and Redemption Fees

The NAV per share of each Fund is calculated as of the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for business. The NAV per share of each Fund is calculated by dividing the total value of the Fund’s assets, less its liabilities, by the number of its shares outstanding. The offering price and redemption price per share of each Fund is equal to the NAV per share next computed after receipt of an order to purchase or to redeem shares. However, a redemption fee of 1%, payable to the applicable Fund, generally will apply to shares that are redeemed within 30 days of purchase. During the periods ended April 30, 2020 and October 31, 2019, proceeds from redemption fees were as follows:

	April 30, 2020	October 31, 2019
Chartwell Income Fund	$2,432	$14,167
Chartwell Mid Cap Value Fund	—	—
Chartwell Small Cap Value Fund	6	1,176
Chartwell Short Duration High Yield Fund	13	2
Chartwell Small Cap Growth Fund	2	1

(c)	Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed on the Statements of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims, as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

CHARTWELL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

(d)	Cash Accounts

At times, the Funds may invest cash in a sweep vehicle program whereby a bank, acting as agent of its customer, endeavors to place such amounts in excess of the FDIC standard maximum deposit insurance amount (currently $250,000) with one or more other FDIC-insured member banks in either demand deposit accounts or money market deposit accounts. Such deposits are in amounts at any such bank not in excess of the FDIC standard maximum deposit insurance amount such that the customer’s funds are FDIC-insured across the various banks at which such funds are deposited. TriState Capital Bank provides this service to its clients, including the Advisor. Both TriState Capital Bank and the Advisor are subsidiaries of TriState Capital Holdings. These deposits are not custodied by TriState Capital Bank, and TriState Capital Bank does not receive any fees relating to these deposits. These amounts are included as Cash on the Statements of Assets and Liabilities to the extent they are held by a Fund as of April 30, 2020.

(e)	Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of distributions and the differences in accounting for net investment income and realized capital gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the net investment income and realized capital gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit or expense to recognize in the financial statements. The Funds recognize interest and penalties, if any, as income tax expense on the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open periods (generally, three years) the Funds did not have a liability for any unrecognized tax expenses. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably likely that the total amounts of unrecognized tax expenses will significantly change in the next twelve months.

(f)	Distributions to Shareholders

Chartwell Mid Cap Value Fund, Chartwell Small Cap Value Fund and Chartwell Small Cap Growth Fund make distributions of net investment income and net realized capital gains, if any, at least annually. Chartwell Income Fund and Chartwell Short Duration High Yield Fund make distributions of net investment income monthly and net realized capital gains, if any, at

CHARTWELL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

(g)	Accounting Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, has entered into an Investment Advisory Agreement (the “Agreement”) with the Advisor. Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor at the following annual rates based on the average daily net assets of the Funds:

Chartwell Income Fund
First $1.75 billion	0.50%
Next $1.75 billion	0.48%
Thereafter	0.46%
Chartwell Mid Cap Value Fund	0.75%
Chartwell Small Cap Value Fund	0.90%
Chartwell Short Duration High Yield Fund	0.40%
Chartwell Small Cap Growth Fund	0.85%

The Advisor has contractually agreed to reduce its fees and/or reimburse other operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) in order to limit total annual operating expenses of each Fund as stated below. This agreement is in effect for a period of two years with respect to each Fund, and it may be terminated before the two-year term only by the Trust’s Board of Trustees. The table below reflects the expense cap for each Fund:

Expense Limit as a % of average daily net assets
Chartwell Income Fund	0.64%
Chartwell Mid Cap Value Fund	0.90%
Chartwell Small Cap Value Fund	1.05%
Chartwell Short Duration High Yield Fund	0.49%
Chartwell Small Cap Growth Fund	1.05%

CHARTWELL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

During the six months ended April 30, 2020, the Advisor reduced its fees as follows:

Advisory fees waived
Chartwell Income Fund	$140,465
Chartwell Mid Cap Value Fund	66,202
Chartwell Small Cap Value Fund	117,401
Chartwell Short Duration High Yield Fund	70,113
Chartwell Small Cap Growth Fund	74,639

The Advisor is permitted to seek reimbursement of fee reductions and expense reimbursements from each Fund for a period ending three years after the date of the reduction or reimbursement, provided that the reimbursement does not cause expenses to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were reduced or reimbursements made, or (b) the expense limitation amount in effect at the time of the reimbursement. However, for Chartwell Income Fund and Chartwell Mid Cap Value Fund, the Advisor is not permitted to seek reimbursement of any advisory fee reductions or expense reimbursements prior to April 29, 2018. The Advisor may recapture all or a portion of fee reductions and expense reimbursements no later than the dates stated below:

	Chartwell Income Fund	Chartwell Mid Cap Value Fund	Chartwell Small Cap Value Fund	Chartwell Short Duration High Yield Fund	Chartwell Small Cap Growth Fund
October 31, 2020	$—	$—	$38,235	$60,809	$93,645
October 31, 2021	227,945	59,204	50,320	158,590	170,579
October 31, 2022	212,996	102,814	36,561	149,868	119,074
April 30, 2023	140,465	66,202	117,401	70,113	74,639
Total	$581,406	$228,220	$242,517	$439,380	$457,937

The Advisor and the officers of the Advisor, together with their families, owned 29,850 shares, 33,570 shares, 37,698 shares, 101,086 shares and 38,838 shares of Chartwell Income Fund, Chartwell Mid Cap Value Fund, Chartwell Small Cap Value Fund, Chartwell Short Duration High Yield Fund and Chartwell Small Cap Growth Fund, respectively, as of April 30, 2020.

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agency services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for such services. In addition, the Funds pay out-of-pocket expenses including, but not limited to, postage, supplies, and certain costs related to the pricing of the Funds’ portfolio securities.

The Funds compensate certain financial intermediaries for providing account maintenance and shareholder services to shareholder accounts held through such intermediaries. During the six months ended April 30, 2020, Chartwell Income Fund, Chartwell Mid Cap Value Fund,

CHARTWELL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Chartwell Small Cap Value Fund, Chartwell Short Duration High Yield Fund, and Chartwell Small Cap Growth Fund paid $269,344, $2,252, $88,733, $2,778 and $9,629, respectively, to financial intermediaries for such services. These amounts are included in transfer agent fees on the Statements of Operations.

Foreside Fund Services, LLC (“Foreside”) serves as the Funds’ distributor.

Certain Trustees and officers of the Trust are also officers or employees of the Advisor and/or Ultimus. The Funds do not compensate Trustees and officers affiliated with the Funds’ Advisor or Ultimus. For their services to the Trust, each Independent Trustee receives an annual retainer of $35,000, plus $1,500 for each Board meeting attended in-person, and $1,000 for each Board meeting attended telephonically, plus reimbursement of related expenses. In addition, each member of the Audit Committee, which is comprised solely of Independent Trustees, receives $1,500 for each Audit Committee meeting attended in-person, and $1,000 for each Audit Committee meeting attended telephonically.

The Trust’s Chief Compliance Officer (“CCO”) is an officer of the Advisor.

PRINCIPAL HOLDERS OF FUND SHARES

As of April 30, 2020, the following shareholders owned of record 25% or more of the outstanding shares of the following Funds:

NAME OF RECORD OWNER	% Ownership
Chartwell Mid Cap Value Fund
Morgan Stanley Smith Barney (for the benefit of its customers)	33%

Chartwell Small Cap Value Fund
UBS Group AG (for the benefit of its customers)	26%

Chartwell Small Cap Growth Fund
National Financial Services, LLC (for the benefit of its customers)	76%

A beneficial owner of 25% or more of a Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

CHARTWELL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Note 4 – Federal Income Taxes

At April 30, 2020, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

	Chartwell Income Fund	Chartwell Mid Cap Value Fund
Cost of investments	$721,537,133	$25,006,179
Gross unrealized appreciation	$21,560,135	$1,241,095
Gross unrealized depreciation	(87,447,271)	(4,615,006)
Net unrealized depreciation on investments	$(65,887,136)	$(3,373,911)

	Chartwell Small Cap Value Fund	Chartwell Short Duration High Yield Fund	Chartwell Small Cap Growth Fund
Cost of investments	$169,538,674	$94,562,457	$16,988,746
Gross unrealized appreciation	$14,706,756	$1,404,438	$2,919,249
Gross unrealized depreciation	(39,040,166)	(5,025,400)	(1,134,950)
Net unrealized appreciation (depreciation) on investments	$(24,333,410)	$(3,620,962)	$1,784,299

The difference between the cost of investments for financial statement and federal income tax purposes is due to certain timing differences in recognizing capital gains and losses in security transactions under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

The tax character of distributions paid during the periods ended April 30, 2020 and October 31, 2019 was as follows:

	Chartwell Income Fund		Chartwell Mid Cap Value Fund
	2020	2019	2020	2019
Distributions paid from:
Ordinary Income	$14,287,956	$59,728,632	$279,000	$1,147,462
Net long-term capital gains	—	22,619,386	223,601	497,071
Total distributions paid	$14,287,956	$82,348,018	$502,601	$1,644,533

CHARTWELL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

	Chartwell Small Cap Value Fund		Chartwell Short Duration High Yield Fund
	2020	2019	2020	2019
Distributions paid from:
Ordinary Income	$1,335,998	$2,076,114	$1,633,082	$2,983,171
Net long-term capital gains	4,952,629	13,184,797	—	—
Total distributions paid	$6,288,627	$15,260,911	$1,633,082	$2,983,171

	Chartwell Small Cap Growth Fund
	2020	2019
Distributions paid from:
Ordinary Income	$—	$—
Net long-term capital gains	7,527	70,964
Total distributions paid	$7,527	$70,964

As of October 31, 2019, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Chartwell Income Fund	Chartwell Mid Cap Value Fund
Net unrealized appreciation on investments	$17,030,496	$1,415,641
Undistributed ordinary income	551,832	208,099
Undistributed long-term capital gains	—	223,472
Accumulated capital and other losses	(5,050,771)	—
Total accumulated earnings	$12,531,557	$1,847,212

	Chartwell Small Cap Value Fund	Chartwell Short Duration High Yield Fund	Chartwell Small Cap Growth Fund
Net unrealized appreciation on investments	$22,743,838	$584,906	$1,647,444
Undistributed ordinary income	987,171	—	—
Undistributed long-term capital gains	4,952,089	—	7,435
Accumulated capital and other losses	—	(583,363)	(72,964)
Total accumulated earnings	$28,683,098	$1,543	$1,581,915

CHARTWELL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

As of October 31, 2019, Chartwell Income Fund had a long-term capital loss carryforward for federal income tax purposes of $5,050,771 and Chartwell Short Duration High Yield Fund had a short-term capital loss carryforward for federal income tax purposes of $360,067 and a long-term capital loss carryforward for federal income tax purposes of $223,296, all of which may be carried forward indefinitely. These capital loss carryforwards are available to offset realized capital gains in the current and future years, thereby reducing future taxable gain distributions.

Net qualified late year losses, incurred after December 31, 2018 and within the taxable year, are deemed to arise on the first day of a Fund’s next taxable year. For the year ended October 31, 2019, Chartwell Small Cap Growth Fund deferred $72,964 of late year ordinary losses to November 1, 2019 for federal income tax purposes.

Note 5 – Investment Transactions

During the six months ended April 30, 2020, purchases and sales of investments, excluding short-term investments and U.S. government securities, were as follows:

	Purchases	Sales
Chartwell Income Fund	$334,230,497	$590,206,398
Chartwell Mid Cap Value Fund	6,880,202	4,909,567
Chartwell Small Cap Value Fund	45,646,944	24,940,149
Chartwell Short Duration High Yield Fund	39,464,198	32,355,490
Chartwell Small Cap Growth Fund	9,493,215	11,023,992

Note 6 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 7 – Fair Value Measurements and Disclosure

ASC 820 defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

CHARTWELL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

●

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the inputs used, as of April 30, 2020, in valuing the Funds’ investments carried at fair value:

Chartwell Income Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$162,836,785	$—	$—	$162,836,785
Preferred Stocks	928,414	—	—	928,414
Corporate Bonds	—	289,752,169	—	289,752,169
Asset-Backed Securities	—	20,424,485	—	20,424,485
Mortgage-Backed Securities	—	60,760,799	—	60,760,799
U.S. Government Agency Obligations	—	86,959,616	—	86,959,616
U.S. Treasury Obligations	—	33,864,749	—	33,864,749
Money Market Funds	122,980	—	—	122,980
Total Investments	$163,888,179	$491,761,818	$—	$655,649,997

CHARTWELL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Chartwell Mid Cap Value Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$21,294,776	$—	$—	$21,294,776
Money Market Funds	337,492	—	—	337,492
Total Investments	$21,632,268	$—	$—	$21,632,268

Chartwell Small Cap Value	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$144,445,633	$—	$—	$144,445,633
Money Market Funds	759,631	—	—	759,631
Total Investments	$145,205,264	$—	$—	$145,205,264

Chartwell Short Duration High Yield	Level 1	Level 2	Level 3	Total
Investments
Corporate Bonds	$—	$90,815,812	$—	$90,815,812
Money Market Funds	125,683	—	—	125,683
Total Investments	$125,683	$90,815,812	$—	$90,941,495

Chartwell Small Cap Growth Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$17,844,540	$—	$—	$17,844,540
Money Market Funds	928,505	—	—	928,505
Total Investments	$18,773,045	$—	$—	$18,773,045

Refer to each Fund’s Schedule of Investments for a listing of the common stocks and/or corporate bonds, if applicable, by sector and/or industry type. The Funds did not hold derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the six months ended April 30, 2020.

Note 8 – Securities Lending

Prior to March 4, 2020, under the terms of a securities lending agreement with BMO Securities Lending (“BMO”), BMO was authorized to loan securities on behalf of the Funds to approved borrowers. The contractual maturity of securities lending transactions was on an overnight and continuous basis. In exchange, the Funds received cash collateral in the amount of at least 100% of the value of the securities loaned. Any collateral shortfalls due to changes in security market prices were adjusted the next business day. The cash collateral was invested

CHARTWELL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

in short-term instruments. Although risk was mitigated by the collateral, the Funds could have experienced a delay in recovering their securities and possible loss of income or value if the borrower failed to return them. The agreement indemnified the Funds from losses incurred in the event of a borrower’s material default of the terms and conditions of the borrower agreement. The agreement provided that after predetermined rebates to borrowers, the Funds each retained a portion of their respective net securities lending income and paid BMO the remaining portion.

Note 9 – Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular business sector, any development generally affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. This may increase the risk of loss of an investment in a Fund and increase the volatility of a Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments, may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio could be adversely affected if it has significant holdings of securities of issuers in that sector. As of April 30, 2020, Chartwell Small Cap Growth Fund had 36.7% of the value of its net assets invested in stocks within the Health Care sector.

Note 10 – Events Subsequent to the Fiscal Year End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements. There were no events or transactions that occurred during the fiscal year that materially impacted the amounts or disclosures in the Funds’ financial statements.

CHARTWELL FUNDS
ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, which may include redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2019 to April 30, 2020

Actual Expenses

The information in the row titled “Based on Actual Fund Return” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your Fund, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Based on Hypothetical 5% Return (before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with the ongoing costs of investing in other mutual funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or redemption fees. Therefore, this information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

CHARTWELL FUNDS
ABOUT YOUR FUNDS’ EXPENSES (Unaudited) (Continued)

	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Net Expense Ratio(a)	Expenses Paid During Period(b)
Chartwell Income Fund
Based on Actual Fund Return	$1,000.00	$ 917.40	0.64%	$3.04
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$ 1,021.69	0.64%	$3.21

Chartwell Mid Cap Value Fund
Based on Actual Fund Return	$1,000.00	$ 806.10	0.90%	$4.04
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$ 1,020.39	0.90%	$4.52

Chartwell Small Cap Value Fund
Based on Actual Fund Return	$1,000.00	$ 768.50	1.05%	$4.60
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$ 1,019.16	1.05%	$5.26

Chartwell Short Duration High Yield Fund
Based on Actual Fund Return	$1,000.00	$ 972.20	0.49%	$2.40
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$ 1,022.43	0.49%	$2.46

Chartwell Small Cap Growth Fund
Based on Actual Fund Return	$1,000.00	$ 989.30	1.05%	$5.18
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$ 1,019.66	1.05%	$5.26

(a)	Annualized, based on each Fund’s most recent one-half year expenses.
(b)	Expenses are equal to each Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

CHARTWELL FUNDS
OTHER INFORMATION (Unaudited)

Proxy Voting Policies and Procedures

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at 1-888-995-5505, or on the U.S. Securities and Exchange Commission (the “SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies for portfolio securities during the most recent 12-month period ended June 30, is also available, without charge and upon request, by calling the Funds at 1-888-995-5505, or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Portfolio Disclosure

The Funds file a complete listing of portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-Q’s successor form, Form N-PORT. These filings are available upon request by calling 1-888-995-5505. Furthermore, you may obtain a copy of the filings on the SEC’s website at www.sec.gov.

CHARTWELL FUNDS
LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

The Funds have adopted and implemented a written liquidity risk management program (the “Liquidity Program”) as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940. The Liquidity Program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration, among other factors, the Funds’ investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources. The Funds’ Board of Trustees approved the Trust’s Liquidity Administrator Committee who is responsible for the Liquidity Program’s administration. The Liquidity Administrator Committee maintains Liquidity Program oversight and reports to the Board on at least an annual basis regarding the Liquidity Program’s operational effectiveness through a written report (the “Report”). The Report outlined the adequacy and effectiveness of the Liquidity Program’s operations since its inception (the “Review Period”) and was presented to the Board of Trustees for consideration at its meeting held on June 4, 2020. During the Review Period, none of the Funds experienced unusual stress or disruption to its operations related to purchase and redemption activity. Also, during the Review Period the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. The Report concluded that (i) the Liquidity Program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Liquidity Program has been effectively implemented.

CHARTWELL FUNDS
PRIVACY NOTICE

Privacy Policy. In managing your account, Chartwell Investment Partners (CIP) obtains certain nonpublic personal information about you. CIP keeps this information confidential and safeguards it from being improperly disclosed. CIP only uses and discloses this information to the extent necessary to provide services to you or as otherwise permitted by law. This policy applies to existing and former clients of CIP.

Information Collected and Disclosed. This Privacy Policy relates to nonpublic personal information that is personal to you and possibly your family and generally includes:

●	Your name, address and telephone numbers;

●	Your employment information, including your salary and benefits;

●	Information relating to your financial situation, including your income and assets, liabilities and debts; and

●	Information about your account assets and transactions, brokerage and custody arrangements for your account.

CIP only discloses this nonpublic personal information about you to those persons that provide necessary services to your account or as permitted by law or authorized by you.

Safeguarding Your Information. CIP restricts access to nonpublic personal information about you only to those persons who need it to provide services to you or who are permitted by law to receive it. CIP maintains physical, electronic and procedural safeguards to protect the confidentiality of all nonpublic information CIP has about you.

If you have any questions regarding this Policy, please contact us at 610-296-1400 and ask for the Compliance Department.

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Chartwell Funds

Each a series of The Chartwell Funds

Investment Advisor

Chartwell Investment Partners, LLC
1205 Westlakes Drive, Suite 100
Berwyn, Pennsylvania 19312

Independent Registered Public Accounting Firm

BBD, LLP
1835 Market Street, 3rd Floor
Philadelphia, Pennsylvania 19103

Custodian

UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

Fund Administrator, Transfer Agent and Fund Accountant

Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Distributor

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

This report and the financial statements contained herein are provided for the general information of the shareholders of the Chartwell Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

Item 2.	Code of Ethics.

Not required.

Item 3.	Audit Committee Financial Expert.

Not required.

Item 4.	Principal Accountant Fees and Services.

Not required.

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 13.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(a)(4) Change in the registrant’s independent public accountants: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Chartwell Funds

By (Signature and Title)*		/s/ Timothy J. Riddle
Timothy J. Riddle, President and Chief Executive Officer (Principal Executive Officer)
Date	June 30, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Timothy J. Riddle
Timothy J. Riddle, President and Chief Executive Officer (Principal Executive Officer)

Date	June 30, 2020

By (Signature and Title)*		/s/ Neil Walker
Neil Walker, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date	June 30, 2020

*	Print the name and title of each signing officer under his or her signature.